UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10379

PIMCO California Municipal Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual

Report

June 30, 2018

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

PIMCO New York Municipal Income Fund III | PYN | NYSE

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		27
Statements of Cash Flows		32
Notes to Financial Statements		64
Glossary		78
Investment Strategy Updates		79
Approval of Investment Management Agreement		80

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	9	34
PIMCO Municipal Income Fund II	10	39
PIMCO Municipal Income Fund III	11	44
PIMCO California Municipal Income Fund	12	49
PIMCO California Municipal Income Fund II	13	52
PIMCO California Municipal Income Fund III	14	55
PIMCO New York Municipal Income Fund	15	57
PIMCO New York Municipal Income Fund II	16	59
PIMCO New York Municipal Income Fund III	17	62

Letter from the Chairman of the Board & President

Dear Shareholder,

Following is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended June 30, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the six-month reporting period ended June 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at a revised annual pace of 2.3% and 2.2% during the fourth quarter of 2017 and first quarter of 2018, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that second-quarter 2018 GDP grew at an annual pace of 4.1%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates three times in 2017, the Fed again raised rates at its March 2018 meeting, pushing the federal funds rate to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised rates to a range between 1.75% and 2.00%.

Economic activity outside the U.S. moderated somewhat during the reporting period. Against this backdrop, the European Central Bank (ECB), the Bank of Japan and the Bank of England largely maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance, including the Bank of Canada, as it raised rates in January 2018. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, but it did not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.85% at the end of the reporting period, up from 2.40% on December 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -1.08% over the six months ended June 30, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned -1.62% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 0.08% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned -5.23% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -6.44% over the period.

The municipal (or “muni”) market produced choppy results during the reporting period. After declining over the first two months, the muni market posted positive returns during three of the last four months of the reporting period. While munis were negatively impacted by rising interest rates, their losses were tempered by overall positive investor demand and moderating supply. All told, the Bloomberg Barclays Municipal Bond Index returned -0.25% during the six months ended June 30, 2018.

2	PIMCO CLOSED-END FUNDS

Thank you for the assets you have placed with us. We deeply value your trust, and will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

Past performance is no guarantee of future results.

SEMIANNUAL REPORT	JUNE 30, 2018	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. Additionally, the United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the

4	PIMCO CLOSED-END FUNDS

State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, a Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or

SEMIANNUAL REPORT	JUNE 30, 2018	5

Important Information About the Funds (Cont.)

returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, the severe impact of two hurricanes, and persistent government budget deficits. These challenges may negatively affect the value of a Fund’s investments in Puerto Rico municipal securities. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico municipal securities. Legislation, including legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of a Fund’s investments in Puerto Rico municipal securities.

These challenges and uncertainties have been exacerbated by Hurricane Maria and the resulting natural disaster in Puerto Rico. In September 2017, Hurricane Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value,

6	PIMCO CLOSED-END FUNDS

process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to

SEMIANNUAL REPORT	JUNE 30, 2018	7

Important Information About the Funds (Cont.)

procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC adopted a rule that generally allows funds to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO is evaluating how to make the electronic delivery option available to shareholders in the future.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	24.2%
Highway Revenue Tolls	8.3%
Ad Valorem Property Tax	7.9%
Natural Gas Revenue	6.2%
Miscellaneous Revenue	6.1%
Tobacco Settlement Funded	6.0%
Electric Power & Light Revenue	4.3%
College & University Revenue	4.3%
Water Revenue	3.8%
Industrial Revenue	3.6%
Sales Tax Revenue	3.5%
Special Assessment	3.3%
Port, Airport & Marina Revenue	2.9%
Miscellaneous Taxes	2.7%
Sewer Revenue	2.6%
General Fund	2.3%
Income Tax Revenue	2.2%
Appropriations	1.5%
Nuclear Revenue	1.1%
Other	2.7%
Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$13.17
NAV	$12.59
Premium/(Discount) to NAV	4.61%
Market Price Distribution Rate(2)	5.44%
NAV Distribution Rate(2)	5.69%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	4.22%	1.95%	7.49%	5.49%	6.25%
NAV	0.65%	3.81%	7.90%	7.94%	6.82%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the general municipal market.

SEMIANNUAL REPORT	JUNE 30, 2018	9

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	22.3%
Highway Revenue Tolls	8.4%
Tobacco Settlement Funded	7.7%
Ad Valorem Property Tax	7.7%
Natural Gas Revenue	6.1%
Industrial Revenue	5.0%
Electric Power & Light Revenue	4.8%
College & University Revenue	4.7%
Miscellaneous Taxes	4.4%
Water Revenue	4.3%
Sewer Revenue	3.5%
Sales Tax Revenue	3.3%
Miscellaneous Revenue	3.3%
Lease (Appropriation)	2.8%
Income Tax Revenue	2.0%
General Fund	1.9%
Appropriations	1.3%
Port, Airport & Marina Revenue	1.1%
Transit Revenue	1.0%
Other	4.3%
Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$13.09
NAV	$11.84
Premium/(Discount) to NAV	10.56%
Market Price Distribution Rate(2)	5.96%
NAV Distribution Rate(2)	6.59%
Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	2.55%	6.09%	9.07%	6.90%	6.02%
NAV	0.89%	3.91%	7.63%	6.01%	5.70%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance.

»	Select exposure to the pre-refunded sector contributed to performance.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the general municipal market.

10	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	21.1%
Tobacco Settlement Funded	9.0%
Highway Revenue Tolls	6.8%
Natural Gas Revenue	5.9%
Ad Valorem Property Tax	5.8%
College & University Revenue	5.8%
Water Revenue	5.4%
Electric Power & Light Revenue	4.0%
Sewer Revenue	3.7%
General Fund	3.5%
Industrial Revenue	3.2%
Recreational Revenue	3.2%
Sales Tax Revenue	2.9%
Income Tax Revenue	2.8%
Miscellaneous Revenue	2.7%
Appropriations	2.0%
Lease (Appropriation)	1.9%
Port, Airport & Marina Revenue	1.5%
Water Revenue	1.5%
Transit Revenue	1.3%
Nuclear Revenue	1.1%
Other	3.8%
Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$11.56
NAV	$10.79
Premium/(Discount) to NAV	7.14%
Market Price Distribution Rate(2)	5.79%
NAV Distribution Rate(2)	6.20%
Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	2.94%	4.77%	8.05%	5.74%	5.47%
NAV	0.63%	4.10%	8.68%	5.85%	5.54%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the general municipal market.

»	A modest allocation to U.S. Virgin Islands — domiciled securities contributed to performance.

SEMIANNUAL REPORT	JUNE 30, 2018	11

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	23.2%
Ad Valorem Property Tax	20.3%
Tobacco Settlement Funded	10.2%
College & University Revenue	10.0%
Electric Power & Light Revenue	8.2%
Lease (Abatement)	7.3%
Natural Gas Revenue	5.4%
Water Revenue	4.1%
Local or Guaranteed Housing	3.0%
Transit Revenue	2.9%
Port, Airport & Marina Revenue	1.0%
Special Assessment	1.0%
Other	3.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$16.96
NAV	$13.66
Premium/(Discount) to NAV	24.16%
Market Price Distribution Rate(2)	5.45%
NAV Distribution Rate(2)	6.76%
Total Effective Leverage(3)	51%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	1.25%	6.37%	10.42%	8.21%	7.51%
NAV	(0.50)%	2.85%	7.37%	7.55%	6.70%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the lease-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the pre-refunded sector contributed to performance.

»	Select exposure to the healthcare sector detracted from performance.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Ad Valorem Property Tax	22.5%
Health, Hospital & Nursing Home Revenue	19.7%
College & University Revenue	10.0%
Tobacco Settlement Funded	9.3%
Electric Power & Light Revenue	8.7%
Natural Gas Revenue	7.2%
Tax Increment/Allocation Revenue	4.6%
General Fund	3.0%
Lease (Abatement)	2.7%
Local or Guaranteed Housing	2.5%
Port, Airport & Marina Revenue	2.1%
Water Revenue	1.5%
Highway Revenue Tolls	1.5%
Special Tax	1.3%
Special Assessment	1.0%
Other	2.3%
Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$8.30
NAV	$8.42
Premium/(Discount) to NAV	(1.43)%
Market Price Distribution Rate(2)	5.06%
NAV Distribution Rate(2)	4.99%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(16.30)%	(13.73)%	3.25%	2.61%	3.46%
NAV	(0.66)%	3.11%	8.25%	4.33%	4.35%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance.

»	Exposure to the education sector detracted from performance, as the sector underperformed the general municipal market.

»	Select exposure to the healthcare sector detracted from performance.

SEMIANNUAL REPORT	JUNE 30, 2018	13

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	25.4%
Ad Valorem Property Tax	20.8%
College & University Revenue	13.3%
Tobacco Settlement Funded	9.2%
Electric Power & Light Revenue	7.2%
Natural Gas Revenue	4.5%
Water Revenue	3.3%
Sales Tax Revenue	2.9%
Highway Revenue Tolls	2.6%
Lease (Abatement)	1.9%
General Fund	1.7%
Special Tax	1.5%
Charter School Aid	1.3%
Sewer Revenue	1.2%
Other	3.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$10.37
NAV	$9.63
Premium/(Discount) to NAV	7.68%
Market Price Distribution Rate(2)	5.21%
NAV Distribution Rate(2)	5.61%
Total Effective Leverage(3)	50%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	2.13%	(12.97)%	7.28%	5.20%	4.53%
NAV	(0.77)%	3.20%	7.62%	4.49%	4.53%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the pre-refunded sector contributed to performance.

»	Select exposure to the healthcare sector detracted from performance.

»	Exposure to the water and sewer sector detracted from performance, as the sector underperformed the general municipal market.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
College & University Revenue	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Industrial Revenue	10.2%
Ad Valorem Property Tax	9.6%
Tobacco Settlement Funded	8.6%
Highway Revenue Tolls	8.4%
Miscellaneous Revenue	8.3%
Transit Revenue	8.1%
Water Revenue	5.3%
Income Tax Revenue	5.2%
Miscellaneous Taxes	4.6%
Electric Power & Light Revenue	3.5%
Port, Airport & Marina Revenue	3.0%
Recreational Revenue	2.0%
Other	1.5%
Short-Term Instruments	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$12.39
NAV	$11.65
Premium/(Discount) to NAV	6.35%
Market Price Distribution Rate(2)	5.52%
NAV Distribution Rate(2)	5.87%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(0.18)%	0.10%	8.91%	6.05%	5.14%
NAV	(0.53)%	1.72%	7.66%	5.64%	5.08%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the pre-refunded sector contributed to performance.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the general municipal market.

SEMIANNUAL REPORT	JUNE 30, 2018	15

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
College & University Revenue	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Tobacco Settlement Funded	9.0%
Highway Revenue Tolls	7.7%
Income Tax Revenue	7.0%
Miscellaneous Revenue	6.6%
Industrial Revenue	6.0%
Ad Valorem Property Tax	5.9%
Transit Revenue	5.3%
Water Revenue	5.2%
Port, Airport & Marina Revenue	5.0%
Miscellaneous Taxes	4.2%
Lease (Abatement)	4.0%
Electric Power & Light Revenue	3.6%
Recreational Revenue	3.3%
Local or Guaranteed Housing	1.3%
Other	2.3%
Short-Term Instruments	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$10.59
NAV	$10.79
Premium/(Discount) to NAV	(1.85)%
Market Price Distribution Rate(2)	5.74%
NAV Distribution Rate(2)	5.64%
Total Effective Leverage(3)	49%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(9.22)%	(4.32)%	5.00%	4.08%	4.53%
NAV	(0.65)%	1.72%	7.87%	5.24%	5.12%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the lease-backed sector detracted from performance.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the general municipal market.

»	A modest allocation to U.S. Virgin Islands — domiciled securities contributed to performance.

16	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Allocation Breakdown as of 06/30/2018†§

Municipal Bonds & Notes
Income Tax Revenue	13.3%
Industrial Revenue	12.3%
Tobacco Settlement Funded	9.9%
Ad Valorem Property Tax	8.9%
Water Revenue	8.2%
College & University Revenue	7.3%
Transit Revenue	6.9%
Highway Revenue Tolls	6.3%
Health, Hospital & Nursing Home Revenue	6.1%
Miscellaneous Taxes	4.3%
Port, Airport & Marina Revenue	3.4%
Recreational Revenue	3.3%
Miscellaneous Revenue	2.7%
Electric Power & Light Revenue	2.6%
Local or Guaranteed Housing	1.5%
Other	1.6%
Short-Term Instruments	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2018)(1)

Market Price	$9.13
NAV	$8.96
Premium/(Discount) to NAV	1.90%
Market Price Distribution Rate(2)	5.55%
NAV Distribution Rate(2)	5.66%
Total Effective Leverage(3)	51%

Average Annual Total Return(1) for the period ended June 30, 2018
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(5.31)%	(1.65)%	5.63%	3.42%	3.23%
NAV	(0.58)%	1.72%	7.15%	2.60%	3.45%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the pre-refunded sector contributed to performance.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the general municipal market.

»	A modest allocation to U.S. Virgin Islands — domiciled securities contributed to performance.

SEMIANNUAL REPORT	JUNE 30, 2018	17

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Income Fund
01/01/2018 - 06/30/2018+	$12.87	$0.45	$(0.29)	$(0.08)	$0.00	$0.08	$(0.36)	$0.00	$0.00	$(0.36)
12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)
12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)
05/01/2015 - 12/31/2015(f)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(i)
04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)
04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)
04/30/2013	12.93	0.95	0.87	(0.02)	0.00	1.80	(0.98)	0.00	0.00	(0.98)

PIMCO Municipal Income Fund II
01/01/2018 - 06/30/2018+	$12.13	$0.40	$(0.24)	$(0.06)	$0.00	$0.10	$(0.39)	$0.00	$0.00	$(0.39)
12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)
12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)
06/01/2015 - 12/31/2015(g)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)
05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)
05/31/2013	11.91	0.82	0.23	(0.01)	0.00	1.04	(0.78)	0.00	0.00	(0.78)

PIMCO Municipal Income Fund III
01/01/2018 - 06/30/2018+	$11.06	$0.37	$(0.25)	$(0.06)	$0.00	$0.06	$(0.33)	$0.00	$0.00	$(0.33)
12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)
12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)
10/01/2015 - 12/31/2015(h)	10.88	0.20	0.24	(0.00)	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(i)
09/30/2016	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)
09/30/2015	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)
09/30/2014	11.02	0.75	(1.34)	(0.01)	0.00	(0.60)	(0.84)	0.00	0.00	(0.84)

PIMCO California Municipal Income Fund
01/01/2018 - 06/30/2018+	$14.20	$0.48	$(0.47)	$(0.09)	$0.00	$(0.08)	$(0.46)	$0.00	$0.00	$(0.46)
12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)
12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)
05/01/2015 - 12/31/2015(f)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(i)
04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)
04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)
04/30/2013	13.75	1.02	0.88	(0.02)	0.00	1.88	(0.92)	0.00	0.00	(0.92)

PIMCO California Municipal Income Fund II
01/01/2018 - 06/30/2018+	$8.69	$0.28	$(0.29)	$(0.05)	$0.00	$(0.06)	$(0.21)	$0.00	$0.00	$(0.21)
12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)
12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)
06/01/2015 - 12/31/2015(g)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(i)
05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)
05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)
05/31/2013	8.65	0.69	0.35	(0.01)	0.00	1.03	(0.68)	0.00	(0.07)	(0.75)

PIMCO California Municipal Income Fund III
01/01/2018 - 06/30/2018+	$9.98	$0.36	$(0.38)	$(0.06)	$0.00	$(0.08)	$(0.27)	$0.00	$0.00	$(0.27)
12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)
12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)
10/01/2015 - 12/31/2015(h)	10.08	0.17	0.24	(0.00)	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(i)
09/30/2016	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)
09/30/2015	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)
09/30/2014	10.23	0.79	(1.20)	(0.01)	0.00	(0.42)	(0.72)	0.00	0.00	(0.72)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$12.59	$13.17	4.22%	323,626	1.61	%*	1.61	%*	1.19	%*	1.19	%*	7.17	%*	$67,569	13%
12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		68,475	12
12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	16
13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	15
13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	9
12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	15
13.75	16.05	11.96	348,162	1.22		1.23		1.19		1.20		6.99		70,809	9

$11.84	$13.09	2.55%	735,526	1.80	%*	1.80	%*	1.09	%*	1.09	%*	6.76	%*	$75,088	12%
12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		76,136	12
11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	12
12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	10
12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	10
11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	16
12.17	12.19	3.41	741,368	1.16		1.17		1.11		1.12		6.74		75,501	16

$10.79	$11.56	2.94%	354,750	1.78	%*	1.78	%*	1.15	%*	1.15	%*	7.01	%*	$71,910	15%
11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		73,007	14
10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	9
11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	2
10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	5
10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	15
9.58	10.45	(15.39)	311,231	1.27		1.27		1.20		1.20		7.04		66,168	20

$13.66	$16.96	1.25%	256,252	2.00	%*	2.00	%*	1.19	%*	1.19	%*	7.00	%*	$67,694	9%
14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		69,320	13
13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	15
14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	13
14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	11
13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	21
14.71	15.33	9.96	272,398	1.30		1.31		1.21		1.22		7.17		70,398	12

$8.42	$8.30	(16.30)%	269,449	1.65	%*	1.65	%*	1.22	%*	1.22	%*	6.75	%*	$66,314	10%
8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		67,590	14
8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	20
8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	10
8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	12
8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	14
8.93	10.51	11.41	282,181	1.34		1.35		1.23		1.24		7.65		68,279	13

$9.63	$10.37	2.13%	214,470	2.02	%*	2.02	%*	1.20	%*	1.20	%*	7.62	%*	$67,883	6%
9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		69,379	9
9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	15
10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	2
10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	24
10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	11
9.09	9.36	(13.98)	200,245	1.35		1.35		1.25		1.25		7.93		65,409	25

SEMIANNUAL REPORT	JUNE 30, 2018	19

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO New York Municipal Income Fund
01/01/2018 - 06/30/2018+	$12.06	$0.35	$(0.36)	$(0.06)	$0.00	$(0.07)	$(0.34)	$0.00	$0.00	$(0.34)
12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)
12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)
05/01/2015 - 12/31/2015(f)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(i)
04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)
04/30/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)
04/30/2013	11.38	0.70	0.66	(0.02)	0.00	1.34	(0.68)	0.00	0.00	(0.68)

PIMCO New York Municipal Income Fund II
01/01/2018 - 06/30/2018+	$11.17	$0.37	$(0.37)	$(0.08)	$0.00	$(0.08)	$(0.30)	$0.00	$0.00	$(0.30)
12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)
12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)
06/01/2015 - 12/31/2015(g)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)
05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)
05/31/2013	11.37	0.79	(0.02)	(0.02)	0.00	0.75	(0.80)	0.00	0.00	(0.80)

PIMCO New York Municipal Income Fund III
01/01/2018 - 06/30/2018+	$9.27	$0.28	$(0.28)	$(0.06)	$0.00	$(0.06)	$(0.25)	$0.00	$0.00	$(0.25)
12/31/2017	8.95	0.56	0.36	(0.08)	0.00	0.84	(0.52)	0.00	0.00	(0.52)
12/31/2016	9.55	0.56	(0.49)	(0.04)	0.00	0.03	(0.63)	0.00	0.00	(0.63)
10/01/2015 - 12/31/2015(h)	9.42	0.14	0.15	(0.00)	0.00	0.29	(0.16)	0.00	0.00	(0.16	)(i)
09/30/2016	9.43	0.57	0.06	(0.01)	0.00	0.62	(0.63)	0.00	0.00	(0.63)
09/30/2015	8.51	0.56	1.00	(0.01)	0.00	1.55	(0.63)	0.00	0.00	(0.63)
09/30/2014	9.65	0.62	(1.12)	(0.01)	0.00	(0.51)	(0.63)	0.00	0.00	(0.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

(c)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(e)

Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(f)	Fiscal year end changed from April 30th to December 31st.
(g)	Fiscal year end changed from May 31st to December 31st.
(h)	Fiscal year end changed from September 30th to December 31st.
(i)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$11.65	$12.39	(0.18)%	90,521	1.71	%*	1.71	%*	1.26	%*	1.26	%*	6.07	%*	$73,134	10%
12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		74,749	22
11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	10
12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	5
11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	1
11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	10
12.04	12.52	12.96	92,509	1.36		1.37		1.30		1.31		5.89		74,203	16

$10.79	$10.59	(9.22)%	120,239	2.48	%*	2.48	%*	1.31	%*	1.31	%*	6.86	%*	$63,037	9%
11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		64,320	16
10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	20
11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	7
11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	7
10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	5
11.32	12.01	4.14	123,685	1.42		1.43		1.33		1.34		6.78		64,140	25

$8.96	$9.13	(5.31)%	51,155	2.17	%*	2.17	%*	1.54	%*	1.54	%*	6.32	%*	$64,949	12%
9.27	9.92	4.34	52,884	1.83		1.83		1.57		1.57		6.07		66,300	12
8.95	10.04	3.95	50,981	1.61		1.61		1.50		1.50		5.88		64,820	24
9.55	10.27	5.75	54,247	1.55	*	1.55	*	1.53	*	1.53	*	5.87	*	67,378	0
9.42	9.87	11.09	53,548	1.55		1.55		1.49		1.49		6.04		66,764	13
9.43	9.49	9.47	53,369	1.66		1.66		1.60		1.60		6.31		66,695	24
8.51	9.30	(6.83)	48,007	1.65		1.65		1.56		1.56		6.72		62,505	17

SEMIANNUAL REPORT	JUNE 30, 2018	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:
Investments, at value
Investments in securities*	$610,854	$1,415,878	$677,918	$518,749
Cash	0	0	0	1
Receivable for investments sold	14,290	13,740	3,084	2,866
Interest and/or dividends receivable	7,550	15,798	7,841	7,208
Other assets	98	1,047	61	45
Total Assets	632,792	1,446,463	688,904	528,869

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$99,114	$321,479	$138,997	$113,380
Payable for investments purchased	18,087	17,622	3,917	7,388
Distributions payable to common shareholders	1,534	4,037	1,832	1,444
Distributions payable to preferred shareholders	60	116	59	53
Overdraft due to custodian	0	0	0	0
Accrued management fees	307	640	325	243
Other liabilities	64	43	24	109
Total Liabilities	119,166	343,937	145,154	122,617

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	190,000	367,000	189,000	150,000

Net Assets Applicable to Common Shareholders	$323,626	$735,526	$354,750	$256,252

Net Assets Applicable to Common Shareholders Consist of:
Par value ($0.00001 per share)	$0	$1	$0	$0
Paid in capital in excess of par	282,612	640,046	308,073	222,025
Undistributed (overdistributed) net investment income	1,078	17,605	(451)	9,736
Accumulated undistributed net realized gain (loss)	734	(1,436)	3,769	(5,492)
Net unrealized appreciation (depreciation)	39,202	79,310	43,359	29,983

Net Assets Applicable to Common Shareholders	$323,626	$735,526	$354,750	$256,252

Net Asset Value Per Common Share	$12.59	$11.84	$10.79	$13.66

Common Shares Outstanding	25,710	62,106	32,875	18,759

Preferred Shares Issued and Outstanding	8	15	8	6

Cost of investments in securities	$571,652	$1,336,570	$634,559	$488,766

* Includes repurchase agreements of:	$2,815	$857	$7,546	$182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$496,804	$430,774	$164,748	$236,057	$102,678
0	0	1	1	0
5,210	2,602	0	0	0
6,443	5,873	2,150	2,934	1,181
25	27	602	16	6
508,482	439,276	167,501	239,008	103,865

$65,440	$93,341	$29,404	$38,730	$20,382
9,120	5,123	0	0	0
1,120	1,002	443	565	241
51	32	15	27	12
0	19	0	0	0
259	206	89	124	60
43	83	29	323	15
76,033	99,806	29,980	39,769	20,710

163,000	125,000	47,000	79,000	32,000

$269,449	$214,470	$90,521	$120,239	$51,155

$0	$0	$0	$0	$0
230,794	192,043	81,502	110,996	45,864
(1,039)	2,004	1,217	(743)	(163)
1,883	(3,234)	704	(2,439)	147
37,811	23,657	7,098	12,425	5,307

$269,449	$214,470	$90,521	$120,239	$51,155

$8.42	$9.63	$11.65	$10.79	$8.96

31,985	22,268	7,772	11,142	5,707

7	5	2	3	1

$458,994	$407,119	$157,650	$223,633	$97,371

$624	$0	$531	$2,776	$1,419

SEMIANNUAL REPORT	JUNE 30, 2018	23

Statements of Operations

Six Months Ended June 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:
Interest	$14,043	$31,093	$15,387	$11,451
Total Income	14,043	31,093	15,387	11,451

Expenses:
Management fees	1,792	3,733	1,897	1,422
Trustee fees and related expenses	24	77	13	19
Interest expense	668	2,584	1,097	1,034
Auction agent fees and commissions	64	140	65	44
Auction rate preferred shares related expenses	15	15	15	15
Miscellaneous expense	8	12	9	8
Total Expenses	2,571	6,561	3,096	2,542

Net Investment Income (Loss)	11,472	24,532	12,291	8,909

Net Realized Gain (Loss):
Investments in securities	5,233	6,404	3,284	1,109

Net Realized Gain (Loss)	5,233	6,404	3,284	1,109

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(12,735)	(20,690)	(11,312)	(9,887)

Net Change in Unrealized Appreciation (Depreciation)	(12,735)	(20,690)	(11,312)	(9,887)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,970	$10,246	$4,263	$131

Distributions on Preferred Shares from Net Investment Income	$(2,043)	$(3,947)	$(2,033)	$(1,613)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,927	$6,299	$2,230	$(1,482)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$11,199	$10,251	$3,501	$5,217	$2,152
11,199	10,251	3,501	5,217	2,152

1,509	1,204	525	726	355
30	8	7	6	2
572	867	201	349	160
64	46	20	25	10
15	14	15	15	14
8	8	6	7	7
2,198	2,147	774	1,128	548

9,001	8,104	2,727	4,089	1,604

1,339	1,355	(172)	122	112

1,339	1,355	(172)	122	112

(10,263)	(9,850)	(2,590)	(4,155)	(1,680)

(10,263)	(9,850)	(2,590)	(4,155)	(1,680)

$77	$(391)	$(35)	$56	$36

$(1,753)	$(1,344)	$(505)	$(852)	$(342)

$(1,676)	$(1,735)	$(540)	$(796)	$(306)

SEMIANNUAL REPORT	JUNE 30, 2018	25

(THIS PAGE INTENTIONALLY LEFT BLANK)

26	PIMCO CLOSED-END FUNDS

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$11,472	$23,408	$24,532	$50,249
Net realized gain (loss)	5,233	(1,751)	6,404	751
Net change in unrealized appreciation (depreciation)	(12,735)	10,872	(20,690)	22,225

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	3,970	32,529	10,246	73,225
Distributions on preferred shares from net investment income	(2,043)	(2,622)	(3,947)	(5,064)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	1,927	29,907	6,299	68,161

Distributions to Common Shareholders:
From net investment income	(9,200)	(18,916)	(24,193)	(48,197)

Total Distributions to Common Shareholders(a)	(9,200)	(18,916)	(24,193)	(48,197)

Common Share Transactions**:
Issued as reinvestment of distributions	376	1,059	2,083	3,860

Total increase (decrease) in net assets applicable to common shareholders	(6,897)	12,050	(15,811)	23,824

Net Assets Applicable to Common Shareholders:
Beginning of period	330,523	318,473	751,337	727,513
End of period*	$323,626	$330,523	$735,526	$751,337

* Including undistributed (overdistributed) net investment income of:	$1,078	$849	$17,605	$21,213

** Common Share Transactions:
Shares issued as reinvestment of distributions	30	80	171	314

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	JUNE 30, 2018	27

Statements of Changes in Net Assets (Cont.)

	PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund

(Amounts in thousands)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$12,291	$25,374	$8,909	$18,076
Net realized gain (loss)	3,284	8,779	1,109	1,030
Net change in unrealized appreciation (depreciation)	(11,312)	3,381	(9,887)	7,068

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	4,263	37,534	131	26,174
Distributions on preferred shares from net investment income	(2,033)	(2,608)	(1,613)	(2,067)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	2,230	34,926	(1,482)	24,107

Distributions to Common Shareholders:
From net investment income	(10,991)	(22,157)	(8,662)	(17,290)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(10,991)	(22,157)	(8,662)	(17,290)

Common Share Transactions**:
Issued as reinvestment of distributions	448	871	377	726

Total increase (decrease) in net assets applicable to common shareholders	(8,313)	13,640	(9,767)	7,543

Net Assets Applicable to Common Shareholders:
Beginning of period	363,063	349,423	266,019	258,476
End of period*	$354,750	$363,063	$256,252	$266,019

* Including undistributed (overdistributed) net investment income of:	$(451)	$282	$9,736	$11,102

** Common Share Transactions:
Shares issued as reinvestment of distributions	41	78	26	45

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares , in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III		PIMCO New York Municipal Income Fund

Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$9,001	$19,045	$8,104	$14,805	$2,727	$5,321
1,339	3,228	1,355	2,790	(172)	3,276
(10,263)	7,655	(9,850)	4,888	(2,590)	749

77	29,928	(391)	22,483	(35)	9,346
(1,753)	(2,249)	(1,344)	(1,727)	(505)	(651)

(1,676)	27,679	(1,735)	20,756	(540)	8,695

(6,717)	(17,701)	(6,010)	(13,997)	(2,656)	(5,298)
0	(434)	0	0	0	0

(6,717)	(18,135)	(6,010)	(13,997)	(2,656)	(5,298)

55	598	248	562	153	342

(8,338)	10,142	(7,497)	7,321	(3,043)	3,739

277,787	267,645	221,967	214,646	93,564	89,825
$269,449	$277,787	$214,470	$221,967	$90,521	$93,564

$(1,039)	$(1,570)	$2,004	$1,254	$1,217	$1,651

6	63	25	52	13	28

SEMIANNUAL REPORT	JUNE 30, 2018	29

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

(Amounts in thousands†)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$4,089	$8,009	$1,604	$3,182
Net realized gain (loss)	122	2,001	112	485
Net change in unrealized appreciation (depreciation)	(4,155)	3,059	(1,680)	1,534

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	56	13,069	36	5,201
Distributions on preferred shares from net investment income	(852)	(1,088)	(342)	(442)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(796)	11,981	(306)	4,759

Distributions to Common Shareholders:
From net investment income	(3,388)	(6,662)	(1,447)	(2,948)
Tax basis return of capital	0	(271)	0	0

Total Distributions to Common Shareholders(a)	(3,388)	(6,933)	(1,447)	(2,948)

Common Share Transactions**:
Issued as reinvestment of distributions	128	430	24	92

Total increase (decrease) in net assets applicable to common shareholders	(4,056)	5,478	(1,729)	1,903

Net Assets Applicable to Common Shareholders:
Beginning of period	124,295	118,817	52,884	50,981
End of period*	$120,239	$124,295	$51,155	$52,884

* Including undistributed (overdistributed) net investment income of:	$(743)	$(592)	$(163)	$22

** Common Share Transactions:
Shares issued as reinvestment of distributions	12	37	2	10

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

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SEMIANNUAL REPORT	JUNE 30, 2018	31

Statements of Cash Flows

Six Months Ended June 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$3,970	$10,246	$4,263	$131

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(127,190)	(341,219)	(157,983)	(72,177)
Proceeds from sales of long-term securities	72,124	151,845	86,889	43,822
(Purchases) Proceeds from sales of short-term portfolio investments, net	1,185	(857)	(7,546)	118
(Increase) decrease in receivable for investments sold	(14,275)	(13,150)	(984)	(2,866)
(Increase) decrease in interest and/or dividends receivable	(235)	(1,218)	(352)	(129)
(Increase) decrease in other assets	(10)	(980)	(15)	(8)
Increase (decrease) in payable for investments purchased	18,087	17,622	1,817	7,388
Increase (decrease) in accrued management fees	(14)	(31)	(16)	(13)
Increase (decrease) in other liabilities	(78)	(336)	(136)	(122)
Net Realized (Gain) Loss
Investments in securities	(5,233)	(6,404)	(3,284)	(1,109)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	12,735	20,690	11,312	9,887
Net amortization (accretion) on investments	(496)	(139)	(318)	374

Net Cash Provided by (Used for) Operating Activities	(39,430)	(163,931)	(66,353)	(14,704)

Cash Flows Received from (Used for) Financing Activities:
Increase (decrease) in overdraft due to custodian	0	0	0	0
Cash distributions paid*	(10,871)	(26,058)	(12,581)	(9,899)
Proceeds from tender option bond transactions	67,545	258,325	105,915	31,280
Payments on tender option bond transactions	(17,789)	(70,223)	(27,067)	(7,532)

Net Cash Received from (Used for) Financing Activities	38,885	162,044	66,267	13,849

Net Increase (Decrease) in Cash and Foreign Currency	(545)	(1,887)	(86)	(855)

Cash and Foreign Currency:
Beginning of period	545	1,887	86	856
End of period	$0	$0	$0	$1

* Reinvestment of distributions	$376	$2,083	$448	$377

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$399	$1,506	$514	$745

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$77	$(391)	$(35)	$56	$36

(72,209)	(47,378)	(25,240)	(30,583)	(19,339)
46,277	24,873	14,972	19,180	10,819
(624)	600	(530)	(1,275)	(1,416)
(5,210)	(2,602)	0	0	0
(338)	(235)	(69)	(227)	(108)
(4)	1	150	(1)	(1)
9,120	5,123	0	0	0
(12)	(11)	(6)	(6)	(4)
(59)	(111)	(7)	(86)	(34)

(1,339)	(1,355)	172	(122)	(112)

10,263	9,850	2,590	4,155	1,680
191	(358)	205	204	97

(13,867)	(11,994)	(7,798)	(8,705)	(8,382)

0	19	0	0	0
(8,814)	(7,113)	(3,011)	(4,112)	(1,541)
26,975	22,907	13,900	13,100	12,300
(6,507)	(5,475)	(3,399)	(3,178)	(3,007)

11,654	10,338	7,490	5,810	7,752

(2,213)	(1,656)	(308)	(2,895)	(630)

2,213	1,656	309	2,896	630
$0	$0	$1	$1	$0

$55	$248	$153	$128	$248

$334	$618	$125	$252	$92

SEMIANNUAL REPORT	JUNE 30, 2018	33

Schedule of Investments PIMCO Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.8%

MUNICIPAL BONDS & NOTES 187.9%

ALABAMA 7.3%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,471
5.000% due 09/01/2036 (d)	3,000	3,464
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.900% due 10/01/2050 (c)	15,000	12,869
6.500% due 10/01/2053	750	883
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,400	2,910

		23,597

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	61
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,446

		3,507

ARIZONA 2.3%
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,577
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	800
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,088

		7,465

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,661

CALIFORNIA 21.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,096
5.000% due 10/01/2042	3,255	3,505
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,587
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,325
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,092
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,641
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,140	1,292
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,306
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	$1,900	$2,044
5.500% due 03/01/2040	500	531
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,439
6.750% due 02/01/2038	8,485	8,969
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,100
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	370	400
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,111
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,723
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,487
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,187
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,171
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,763
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,385

		70,461

COLORADO 4.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,577
Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048 (d)	10,000	10,245
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	472
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	697
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	425
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,552

		14,968

CONNECTICUT 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,290
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,666

		7,956

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,577

FLORIDA 2.9%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	4,000	4,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	$165	$173
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	3,900	3,949
Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,278

		9,438

GEORGIA 4.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,107
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,491
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (d)	2,300	2,415

		15,013

HAWAII 1.8%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,985	2,068
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	1,960	2,073
4.000% due 10/01/2036 (d)	1,610	1,693

		5,834

ILLINOIS 14.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,004
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,874
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,546
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,226
5.500% due 01/01/2034	2,300	2,463
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,316
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,000
7.125% due 11/15/2037	400	419
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,070
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,291
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,649
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,026
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,473
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	1,908
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	463
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,500	3,974

		47,702

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.8%
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	$1,000	$1,022
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,345	1,483

		2,505

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,836	2,995

		3,002

KANSAS 1.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,055
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	802	181
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	3,085	3,131

		4,367

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,085

LOUISIANA 2.4%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,142
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	817
6.500% due 11/01/2035	400	439
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,249

		7,647

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,613
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	718

		2,331

MASSACHUSETTS 3.6%
Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	4,000	4,216
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	828
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	103	21
6.250% due 11/15/2039	388	402
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,373
5.000% due 01/01/2047	1,000	1,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
4.000% due 07/01/2041	$1,000	$1,026
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,550

		11,512

MICHIGAN 5.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,112
5.000% due 12/01/2031 (d)	1,200	1,392
5.000% due 12/01/2046 (d)	2,400	2,705
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	1,000	1,126
5.000% due 10/15/2051 (d)	1,500	1,678
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,085
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,508
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	470
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,516

		18,592

MINNESOTA 0.5%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,562

MISSOURI 2.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	2,435	2,475
4.000% due 11/15/2048	3,000	3,041
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	915	917
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	93

		6,526

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,351
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	10,500	802

		5,153

NEW JERSEY 10.3%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,037
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,674
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,479
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	561
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	$1,500	$769
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,038
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	272
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	4,000	4,307

		33,392

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,066
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,638

		7,704

NEW YORK 28.9%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,000	3,031
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,668
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,315
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	193
6.700% due 01/01/2049	3,150	3,351
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,379
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,000	4,170
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,090
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	1,500	1,533
New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (d)	4,800	5,549
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,443
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,880
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,121
5.000% due 11/15/2044	10,000	10,812
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,062
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,756
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	3,000	3,131

		93,484

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	35

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 10.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	$1,000	$1,022
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	954
5.875% due 06/01/2047	11,600	11,650
6.500% due 06/01/2047	9,280	9,518
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	4,000	4,085
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,082
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,437

		33,748

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,711

OREGON 0.8%
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,082
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	619

		2,701

PENNSYLVANIA 9.3%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,514
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,250	3,350
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,164
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,156
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	368
6.000% due 07/01/2043	500	541
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,097
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	750	846
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,447
5.625% due 07/01/2042	1,000	1,085
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,120
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	510

		30,198

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,000	3,343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	$1,205	$1,287
5.000% due 06/01/2050	1,000	1,032

		2,319

SOUTH CAROLINA 2.7%
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,352
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,336
5.500% due 12/01/2053	1,100	1,190

		8,878

TENNESSEE 4.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,430
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	689
0.000% due 12/01/2026 (b)	1,000	650
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,702
5.250% due 09/01/2024	5,000	5,692

		15,163

TEXAS 18.3%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,244
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,027
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	312
4.000% due 08/15/2035 (d)	800	830
4.000% due 08/15/2036 (d)	600	621
4.000% due 08/15/2037 (d)	900	931
4.000% due 08/15/2040 (d)	900	927
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,271
5.500% due 12/15/2038	4,200	4,276
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,048
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,917
5.500% due 09/01/2041	600	664
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	275
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,071
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	6,583
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	559
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
7.920% due 08/01/2039 (e)	1,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	$3,500	$3,966
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	7,573
Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	3,200	3,275
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	4,000	4,205
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,044
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	554

		59,237

U.S. VIRGIN ISLANDS 1.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	4,000	3,910
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	852

		4,762

UTAH 3.7%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,815
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,128

		11,943

VIRGINIA 2.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,034
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,926	1,941
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,850	4,006

		6,981

WASHINGTON 3.7%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	3,600	3,774
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
10.800% due 02/01/2034 (e)	6,670	7,068
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	734
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	260

		11,836

WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,036
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,560

		2,596

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	$500	$516
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,066

		2,582

Total Municipal Bonds & Notes (Cost $568,837)		608,039

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (g) 0.9%
$2,815

Total Short-Term Instruments (Cost $2,815)	2,815

Total Investments in Securities (Cost $571,652)	610,854

Total Investments 188.8% (Cost $571,652)	$610,854

Preferred Shares (58.7)%	(190,000)

Other Assets and Liabilities, net (30.10)%	(97,228)

Net Assets Applicable to Common Shareholders 100.0%	$323,626

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 3	$21	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$2,815	U.S. Treasury Notes 2.750% due 11/15/2023	$(2,874)	$2,815	$2,815

Total Repurchase Agreements						$(2,874)	$2,815	$2,815

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,815	$0	$0	$0	$2,815	$(2,874)	$(59)

Total Borrowings and Other Financing Transactions	$2,815	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	37

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

June 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$23,597	$0	$23,597
Alaska	0	3,507	0	3,507
Arizona	0	7,465	0	7,465
Arkansas	0	2,661	0	2,661
California	0	70,461	0	70,461
Colorado	0	14,968	0	14,968
Connecticut	0	7,956	0	7,956
District of Columbia	0	2,577	0	2,577
Florida	0	9,438	0	9,438
Georgia	0	15,013	0	15,013
Hawaii	0	5,834	0	5,834
Illinois	0	47,702	0	47,702
Indiana	0	2,505	0	2,505
Iowa	0	3,002	0	3,002
Kansas	0	4,367	0	4,367
Kentucky	0	1,085	0	1,085
Louisiana	0	7,647	0	7,647
Maryland	0	2,331	0	2,331
Massachusetts	0	11,512	0	11,512
Michigan	0	18,592	0	18,592
Minnesota	0	1,562	0	1,562
Missouri	0	6,526	0	6,526

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Nevada	$0	$5,153	$0	$5,153
New Jersey	0	33,392	0	33,392
New Mexico	0	7,704	0	7,704
New York	0	93,484	0	93,484
Ohio	0	33,748	0	33,748
Oklahoma	0	1,711	0	1,711
Oregon	0	2,701	0	2,701
Pennsylvania	0	30,198	0	30,198
Puerto Rico	0	3,343	0	3,343
Rhode Island	0	2,319	0	2,319
South Carolina	0	8,878	0	8,878
Tennessee	0	15,163	0	15,163
Texas	0	59,237	0	59,237
U.S. Virgin Islands	0	4,762	0	4,762
Utah	0	11,943	0	11,943
Virginia	0	6,981	0	6,981
Washington	0	11,836	0	11,836
West Virginia	0	2,596	0	2,596
Wisconsin	0	2,582	0	2,582
Short-Term Instruments
Repurchase Agreements	0	2,815	0	2,815

Total Investments	$0	$610,854	$0	$610,854

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund II

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 192.5%

MUNICIPAL BONDS & NOTES 192.4%

ALABAMA 7.5%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,100
5.000% due 09/01/2036 (d)	7,000	8,083
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,184
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.900% due 10/01/2050 (c)	18,500	15,871
6.500% due 10/01/2053	18,000	21,191

		55,429

ARIZONA 12.2%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	29,773
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,600
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,922
5.250% due 07/01/2041	3,700	4,064
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,176
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,603
5.000% due 12/01/2037	22,400	27,246

		89,384

CALIFORNIA 17.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,460
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,793
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,217
California Health Facilities Financing Authority Revenue Bonds, Series 2010
7.952% due 11/15/2036 (e)	5,000	5,794
5.000% due 11/15/2036	1,500	1,571
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,282
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	14,258
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,355	2,670
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	997
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,216
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	9,816
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,396
5.500% due 03/01/2040	5,750	6,107
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,162
6.750% due 02/01/2038	17,415	18,408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	$1,000	$1,054
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,100
6.000% due 08/15/2042	5,690	6,219
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	415	449
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,501
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,006
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,421
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	519
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,636
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (d)	10,375	10,984
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,952

		130,988

COLORADO 2.4%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,111
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,103
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,288
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,049
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,994

		17,545

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,058
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,381

		2,439

FLORIDA 6.4%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,040
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	627
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	8,500	8,581
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,051
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	190	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	$7,900	$7,999
Florida State General Obligation Bonds, Series 2018
4.000% due 07/01/2040 (d)	10,155	10,701
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,160
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,632
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,388

		47,378

GEORGIA 6.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,567
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,293
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	7,282
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	7,000	7,732
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,904
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (d)	5,200	5,461

		47,239

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	4,420	4,674
4.000% due 10/01/2036 (d)	3,635	3,823

		8,497

ILLINOIS 20.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,009
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,685
5.500% due 01/01/2042	1,250	1,326
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,208
5.500% due 01/01/2034	5,200	5,569
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,316
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,606	1,609
6.750% due 12/01/2032	5,290	5,318
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	1,430	1,460
7.000% due 01/01/2028	2,900	2,960
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,540	1,544
6.000% due 03/01/2037 ^(a)	250	60
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,000
7.125% due 11/15/2037	700	733
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028 (e)	2,000	2,154

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	39

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	$6,000	$6,139
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	2,800	2,892
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,274
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,649
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,203
5.000% due 05/01/2041	1,500	1,569
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	15,000	16,013
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	14,048
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	10,000	2,936
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	5,000	926
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	8,000	9,084

		149,937

INDIANA 0.2%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,340	1,477

IOWA 1.5%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	769	812
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,450

		11,264

KANSAS 0.8%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	528
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	5,500	5,582

		6,110

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,085

LOUISIANA 1.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	7,248
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	817
6.000% due 10/01/2044	1,000	1,092
6.500% due 11/01/2035	450	494
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	$1,000	$1,083

		12,983

MARYLAND 1.7%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	8,000	8,392
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,546
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,564

		12,502

MASSACHUSETTS 4.4%
Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	9,000	9,486
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,104
7.625% due 10/15/2037	535	566
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,366
5.000% due 01/01/2047	2,500	2,741
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	2,996
University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	10,000	10,199

		32,458

MICHIGAN 5.3%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,210
5.000% due 12/01/2031 (d)	2,600	3,017
5.000% due 12/01/2046 (d)	5,100	5,748
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	780	591
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	3,500	3,941
5.000% due 10/15/2051 (d)	4,000	4,474
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,171
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	783
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,033

		38,968

MINNESOTA 0.1%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	416

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	$145	$149
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,748

		10,897

NEBRASKA 1.6%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	11,350	11,551

		11,551

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	9,842
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	24,000	1,833

		11,675

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,113

NEW JERSEY 4.1%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	934
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	383
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,158
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,348
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	2,825	2,984
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,682
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,510
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,282
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,038
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,101
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	7,500	8,077

		30,497

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,131

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 26.1%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	$7,000	$7,072
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	36,025
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,288
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	10,000	10,296
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	51
6.700% due 01/01/2049	825	878
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	20,000	20,842
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	7,000	7,298
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,060
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (d)	15,000	15,331
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	8,094
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,045
5.625% due 07/15/2047	2,500	2,645
6.375% due 07/15/2049	1,250	1,320
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,828
5.750% due 11/15/2051	44,000	49,056
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,513
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,878
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	8,348

		191,868

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,719

OHIO 15.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	5,735	5,730
5.875% due 06/01/2047	29,400	29,526
6.250% due 06/01/2037	15,000	15,678
6.500% due 06/01/2047	19,400	19,897
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	20,580	21,016
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,238
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	$10,000	$10,874

		110,020

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,281

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,040
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,191

		2,231

PENNSYLVANIA 8.5%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	1,000	1,005
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,005
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	2,000	2,061
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,003
6.000% due 07/01/2035	670	672
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	525
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,103
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	421
6.000% due 07/01/2043	850	920
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,976
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,090
5.625% due 07/01/2042	7,000	7,596
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	17,292
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	509
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,047

		62,225

PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	7,000	7,799
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	600	670

		8,469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 4.2%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (d)	$12,000	$12,188
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	19,047

		31,235

SOUTH CAROLINA 1.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,046
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,819

		11,865

TENNESSEE 2.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	1,846
5.125% due 12/01/2042	5,000	4,859
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,824
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,084
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,317
5.000% due 02/01/2027	6,000	6,843

		19,773

TEXAS 22.7%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,591
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,013
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	7,500	8,629
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,919
5.500% due 10/01/2039	12,700	13,295
Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	10,000	10,224
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	728
4.000% due 08/15/2035 (d)	1,400	1,452
4.000% due 08/15/2036 (d)	1,330	1,376
4.000% due 08/15/2037 (d)	1,620	1,675
4.000% due 08/15/2040 (d)	1,800	1,854
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	10,475
5.500% due 12/15/2038	10,300	10,486
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,098
5.500% due 09/01/2041	1,300	1,440
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (d)	10,000	10,166
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	275

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	41

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	$3,000	$3,053
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	13,989
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,118
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	22,579
Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	6,800	6,959
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	10,000	10,512
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,108

		167,014

U.S. VIRGIN ISLANDS 1.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,100	1,075
6.625% due 10/01/2029	2,485	2,106
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	8,500	7,459

		10,640

UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,096

		3,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 2.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	$1,000	$1,034
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	36
6.000% due 06/01/2043	1,261	1,234
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	10,000	10,508
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	8,200	8,532

		21,344

WASHINGTON 1.4%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	7,735	8,109
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,363
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,038

		10,510

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,073
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,140
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,079

		6,292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 2.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	$1,000	$1,031
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046 (d)	13,085	13,306
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	3,000	3,099

		17,436

Total Municipal Bonds & Notes (Cost $1,335,713)		1,415,021

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
		857

Total Short-Term Instruments (Cost $857)		857

Total Investments in Securities (Cost $1,336,570)		1,415,878

Total Investments 192.5% (Cost $1,336,570)		$1,415,878

Preferred Shares (49.9)%		(367,000)

Other Assets and Liabilities, net (42.6)%		(313,352)

Net Assets Applicable to Common Shareholders 100.0%		$735,526

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$857	U.S. Treasury Notes 2.750% due 11/15/2023	$(878)	$857	$857

Total Repurchase Agreements						$(878)	$857	$857

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$857	$0	$0	$857	$(878)	$(21)

Total Borrowings and Other Financing Transactions	$857	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$55,429	$0	$55,429
Arizona	0	89,384	0	89,384
California	0	130,988	0	130,988
Colorado	0	17,545	0	17,545
Connecticut	0	2,439	0	2,439
Florida	0	47,378	0	47,378
Georgia	0	47,239	0	47,239
Hawaii	0	8,497	0	8,497
Illinois	0	149,937	0	149,937
Indiana	0	1,477	0	1,477
Iowa	0	11,264	0	11,264
Kansas	0	6,110	0	6,110
Kentucky	0	1,085	0	1,085
Louisiana	0	12,983	0	12,983
Maryland	0	12,502	0	12,502
Massachusetts	0	32,458	0	32,458
Michigan	0	38,968	0	38,968
Minnesota	0	416	0	416
Mississippi	0	40	0	40
Missouri	0	10,897	0	10,897
Nebraska	0	11,551	0	11,551
Nevada	0	11,675	0	11,675

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
New Hampshire	$0	$2,113	$0	$2,113
New Jersey	0	30,497	0	30,497
New Mexico	0	2,131	0	2,131
New York	0	191,868	0	191,868
North Dakota	0	3,719	0	3,719
Ohio	0	110,020	0	110,020
Oklahoma	0	2,281	0	2,281
Oregon	0	2,231	0	2,231
Pennsylvania	0	62,225	0	62,225
Puerto Rico	0	8,469	0	8,469
Rhode Island	0	31,235	0	31,235
South Carolina	0	11,865	0	11,865
Tennessee	0	19,773	0	19,773
Texas	0	167,014	0	167,014
U.S. Virgin Islands	0	10,640	0	10,640
Utah	0	3,096	0	3,096
Virginia	0	21,344	0	21,344
Washington	0	10,510	0	10,510
West Virginia	0	6,292	0	6,292
Wisconsin	0	17,436	0	17,436
Short-Term Instruments
Repurchase Agreements	0	857	0	857

Total Investments	$0	$1,415,878	$0	$1,415,878

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	43

Schedule of Investments PIMCO Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 191.1%

MUNICIPAL BONDS & NOTES 189.0%

ALABAMA 9.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$520
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,092
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.900% due 10/01/2050 (c)	19,000	16,300
6.500% due 10/01/2053	7,500	8,830
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,500	6,667

		33,409

ARIZONA 9.3%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (d)	13,000	13,032
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	800
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,088
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	14,110

		33,030

CALIFORNIA 21.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,615
5.000% due 10/01/2042	3,260	3,510
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,904
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,614
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,641
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,204
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,180	1,338
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,578
6.000% due 04/01/2038	5,000	5,166
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,399
5.500% due 03/01/2040	3,200	3,399
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,724
6.750% due 02/01/2038	9,200	9,724
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,046
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$3,600	$3,600
5.750% due 06/01/2047	1,055	1,055
Los Angeles Community College District, California General Obligation Bonds, Series 2009
10.863% due 08/01/2033 (e)	1,675	1,689
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,858
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,337
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,763
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,216

		74,682

COLORADO 1.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,577
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,081
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	697
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	525

		4,880

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,381

DISTRICT OF COLUMBIA 2.8%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (d)	10,000	10,101

		10,101

FLORIDA 7.4%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	522
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	4,500	4,543
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,297
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	190	199
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	4,200	4,253
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
7.952% due 10/01/2039 (e)	5,000	5,635
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	4,064
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	3,833

		26,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 5.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	$3,600	$3,495
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	3,000	3,314
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,560
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 10/01/2038 (d)	2,500	2,625

		19,994

HAWAII 1.6%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,612
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	2,135	2,258
4.000% due 10/01/2036 (d)	1,755	1,846

		5,716

ILLINOIS 15.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,004
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	427
5.500% due 01/01/2042	1,000	1,061
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,765
5.500% due 01/01/2034	2,665	2,854
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,385
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,027
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,760
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^(a)	1,000	240
6.000% due 03/01/2037 ^(a)	625	150
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,000
7.125% due 11/15/2037	400	419
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038 (e)	1,000	1,066
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,070
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,291
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,026
5.000% due 05/01/2041	1,500	1,569
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,473
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	1,908
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	463
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,900	4,428

		54,386

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.6%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	$1,975	$2,177

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	403	426

		427

KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	2,000	2,030

		2,030

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,171
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2046	3,000	3,272

		5,443

LOUISIANA 2.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,142
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,633
6.000% due 10/01/2044	1,000	1,092
6.500% due 11/01/2035	400	439
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,249

		9,555

MARYLAND 1.9%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	3,600	3,776
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,076
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	773
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,115

		6,740

MASSACHUSETTS 8.4%
Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	4,000	4,216
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	275	291
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	140	29
6.250% due 11/15/2039	529	548
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,580
5.000% due 01/01/2047	1,000	1,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	$3,185	$3,189
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,653
University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	15,745	16,058

		29,660

MICHIGAN 5.1%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,112
4.000% due 12/01/2040 (d)	500	515
5.000% due 12/01/2031 (d)	1,200	1,393
5.000% due 12/01/2046 (d)	2,500	2,817
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	1,500	1,689
5.000% due 10/15/2051 (d)	1,500	1,678
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,085
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	392
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,516

		18,197

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,500	1,524
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	215	193
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	504

		2,221

NEBRASKA 1.6%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	5,500	5,597

		5,597

NEVADA 1.6%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,545	4,709
Reno, Nevada Revenue Bonds, Series 2018
0.010% due 07/01/2058 (b)	11,000	840

		5,549

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,113

NEW JERSEY 5.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,348
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	$2,000	$2,255
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	1,641
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	981
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	4,000	4,308

		19,796

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,066

NEW YORK 23.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	10,497
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,500	3,536
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,480
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,315
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	5,500	5,663
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	53
6.700% due 01/01/2049	863	918
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	10,814
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,379
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	2,000	2,085
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (d)	7,500	7,666
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,198
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,893
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,062
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	1,000	1,043
New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046 (d)	7,000	7,256

		82,858

NORTH CAROLINA 2.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,515

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	45

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	$2,500	$2,570

		9,085

OHIO 18.0%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	530
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,023
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	954
5.875% due 06/01/2047	8,400	8,436
6.250% due 06/01/2037	5,000	5,226
6.500% due 06/01/2047	30,350	31,128
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	9,310	9,507
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,623
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,437

		63,864

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,600	1,825

PENNSYLVANIA 7.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,041
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,044
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,750	3,865
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,003
6.000% due 07/01/2035	670	672
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,039
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	105
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,146
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,488
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	750	846
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,785
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	509

		26,543

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,500	3,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 2.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	$1,000	$1,046
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	855
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,336
5.500% due 12/01/2053	1,750	1,894

		9,131

TENNESSEE 1.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,430
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	689
0.000% due 12/01/2026 (b)	1,000	650
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,303
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,084

		6,156

TEXAS 17.6%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,347
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,931
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	4,000	4,602
Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	5,000	5,112
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	312
4.000% due 08/15/2035 (d)	800	830
4.000% due 08/15/2036 (d)	600	621
4.000% due 08/15/2037 (d)	900	931
4.000% due 08/15/2040 (d)	900	927
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	5,593
5.500% due 12/15/2038	5,500	5,600
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,182
5.500% due 09/01/2041	600	664
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,053
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	559
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
7.920% due 08/01/2039 (e)	6,500	6,917
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	175
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	11,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	$5,000	$5,256
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	554

		62,350

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	1,131
6.750% due 10/01/2037	1,165	987
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	853

		2,971

UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,096

		3,096

VIRGINIA 3.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,034
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	17
6.000% due 06/01/2043	615	602
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	5,000	5,254
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,162

		11,069

WASHINGTON 0.7%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,038
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	543
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	864

		2,445

WEST VIRGINIA 0.7%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,036
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,560

		2,596

WISCONSIN 2.3%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,837
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,031
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,053

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	$2,000	$2,066

		7,987

Total Municipal Bonds & Notes (Cost $627,013)		670,372

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (g) 2.1%
		7,546

Total Short-Term Instruments (Cost $7,546)		7,546

Total Investments in Securities (Cost $634,559)		677,918

Total Investments 191.1% (Cost $634,559)		$677,918

Preferred Shares (53.3)%		(189,000)

Other Assets and Liabilities, net (37.8)%		(134,168)

Net Assets Applicable to Common Shareholders 100.0%		$354,750

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 5	$29	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$7,546	U.S. Treasury Notes 2.750% due 11/15/2023	$(7,700)	$7,546	$7,547

Total Repurchase Agreements						$(7,700)	$7,546	$7,547

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	47

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

June 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$7,547	$0	$0	$7,547	$(7,700)	$(153)

Total Borrowings and Other Financing Transactions	$7,547	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$33,409	$0	$33,409
Arizona	0	33,030	0	33,030
California	0	74,682	0	74,682
Colorado	0	4,880	0	4,880
Connecticut	0	1,381	0	1,381
District of Columbia	0	10,101	0	10,101
Florida	0	26,346	0	26,346
Georgia	0	19,994	0	19,994
Hawaii	0	5,716	0	5,716
Illinois	0	54,386	0	54,386
Indiana	0	2,177	0	2,177
Iowa	0	427	0	427
Kansas	0	2,030	0	2,030
Kentucky	0	5,443	0	5,443
Louisiana	0	9,555	0	9,555
Maryland	0	6,740	0	6,740
Massachusetts	0	29,660	0	29,660
Michigan	0	18,197	0	18,197
Missouri	0	2,221	0	2,221
Nebraska	0	5,597	0	5,597
Nevada	0	5,549	0	5,549

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
New Hampshire	$0	$2,113	$0	$2,113
New Jersey	0	19,796	0	19,796
New Mexico	0	1,066	0	1,066
New York	0	82,858	0	82,858
North Carolina	0	9,085	0	9,085
Ohio	0	63,864	0	63,864
Oklahoma	0	1,825	0	1,825
Pennsylvania	0	26,543	0	26,543
Puerto Rico	0	3,900	0	3,900
South Carolina	0	9,131	0	9,131
Tennessee	0	6,156	0	6,156
Texas	0	62,350	0	62,350
U.S. Virgin Islands	0	2,971	0	2,971
Utah	0	3,096	0	3,096
Virginia	0	11,069	0	11,069
Washington	0	2,445	0	2,445
West Virginia	0	2,596	0	2,596
Wisconsin	0	7,987	0	7,987
Short-Term Instruments
Repurchase Agreements	0	7,546	0	7,546

Total Investments	$0	$677,918	$0	$677,918

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 202.4%

MUNICIPAL BONDS & NOTES 202.3%

CALIFORNIA 197.1%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	$4,000	$4,002
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	12,000	1,884
5.600% due 06/01/2036	1,500	1,513
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	10,200	10,388
5.000% due 10/01/2039 (b)	10,000	10,091
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	893
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,646
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,097
6.000% due 07/01/2039	4,000	4,183
6.500% due 11/01/2038	1,000	1,070
California Health Facilities Financing Authority Revenue Bonds, Series 2010
7.952% due 11/15/2036 (c)	1,000	1,159
5.000% due 11/15/2036	1,450	1,519
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,083
6.000% due 08/15/2042	2,800	3,063
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,998
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,832
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,450
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	8,500	8,890
5.000% due 11/15/2046 (b)	9,500	10,836
5.000% due 08/15/2055	6,000	6,753
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,916
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	2,932
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	850	964
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (b)	3,500	3,701
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,152
5.250% due 08/01/2040	1,250	1,330
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,975	1,997
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,140	5,288
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,067
6.000% due 11/01/2039	2,000	2,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	$2,400	$2,582
5.500% due 03/01/2040	1,500	1,593
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,834
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,054
5.750% due 10/01/2030	2,000	2,107
6.000% due 11/01/2034	2,000	2,119
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,648
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	9,119
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,036
4.000% due 07/01/2043	350	361
4.000% due 07/01/2047	1,750	1,798
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,200
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	1,974
6.750% due 02/01/2038	6,875	7,267
California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	100
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,543
6.250% due 10/01/2039	1,000	1,046
7.500% due 06/01/2042	955	1,008
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,186
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,547
5.125% due 05/15/2031	4,000	4,265
5.375% due 05/15/2038	4,500	4,802
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	230
5.000% due 12/01/2036	1,400	1,508
5.000% due 12/01/2046	5,700	6,067
5.250% due 12/01/2056	1,775	1,917
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,021
4.000% due 12/01/2057	2,000	2,030
California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	105	105
6.000% due 05/01/2037	3,000	3,002
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,500	5,760
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,185
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (b)	6,750	7,807
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (b)	4,500	5,247
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	6,300
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	$3,500	$3,690
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,044
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	864
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,300	8,300
5.300% due 06/01/2037	1,740	1,821
5.750% due 06/01/2047	18,230	18,234
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	12,000	12,334
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,750	2,875
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,673
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,079
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	6,000	6,888
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	4,000	4,207
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	10,860
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	528
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,193
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (b)	5,500	5,767
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,276
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (b)	3,000	3,054
5.375% due 07/01/2038 (b)	7,000	7,124
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,519
5.000% due 07/01/2043	5,000	5,486
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,239
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (b)	10,000	10,340
5.000% due 01/01/2034 (b)	8,500	8,785
5.300% due 01/01/2034	250	259
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	21,930
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	725
Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,530	4,748
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,299

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	49

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	$2,000	$2,211
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,220
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,222
5.000% due 10/01/2047 (b)	1,700	1,947
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,363
San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	3,000	3,153
San Dieguito Union High School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2042	3,500	3,709
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	5,500	5,862
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	668
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	2,200	2,307
5.000% due 03/01/2041 (b)	10,800	12,598
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,684
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,322
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	3,000	1,768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	$4,000	$4,138
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,382
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 04/01/2045 (b)	2,000	2,117
Sonoma Valley Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,093
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	802
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,603
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	12,100	12,597
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	750	762
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,782

		505,096

ILLINOIS 3.8%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,122
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,655
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,821
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,059

		9,657

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	$1,200	$1,337
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,200	1,340

		2,677

U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (d)	1,250	1,137

Total Municipal Bonds & Notes (Cost $488,584)		518,567

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (e) 0.1%
		182

Total Short-Term Instruments (Cost $182)		182

Total Investments in Securities (Cost $488,766)		518,749

Total Investments 202.4% (Cost $488,766)		$518,749

Preferred Shares (58.5)%		(150,000)

Other Assets and Liabilities, net (43.9)%		(112,497)

Net Assets Applicable to Common Shareholders 100.0%		$256,252

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$ 14,425	$14,465	5.64%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017	879	1,137	0.44

				$ 15,304	$15,602	6.08%

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$182	U.S. Treasury Notes 2.750% due 11/15/2023	$(191)	$182	$182

Total Repurchase Agreements						$(191)	$182	$182

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$182	$0	$0	$182	$(191)	$(9)

Total Borrowings and Other Financing Transactions	$182	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$505,096	$0	$505,096
Illinois	0	9,657	0	9,657
Puerto Rico	0	2,677	0	2,677
U.S. Virgin Islands	0	1,137	0	1,137
Short-Term Instruments
Repurchase Agreements	0	182	0	182

Total Investments	$0	$518,749	$0	$518,749

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	51

Schedule of Investments PIMCO California Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.4%

MUNICIPAL BONDS & NOTES 184.2%

CALIFORNIA 177.5%
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,180
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,325
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,142
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,824
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	9,000	1,298
5.600% due 06/01/2036	1,500	1,513
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	932
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,038
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	262
6.000% due 07/01/2039	3,000	3,137
6.500% due 11/01/2038	500	535
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,083
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,072
5.000% due 11/15/2040	4,000	4,391
5.000% due 08/15/2051	5,555	6,090
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,579
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,549
5.000% due 11/15/2046	1,000	1,141
5.000% due 08/15/2055	6,275	7,062
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,916
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	925	1,049
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (b)	3,600	3,807
5.000% due 01/01/2042	1,750	1,973
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,596
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	997
5.000% due 11/21/2045	985	996
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,400	5,556
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	10,332
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,834
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,770
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,161
6.000% due 11/01/2034	2,000	2,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	$2,000	$2,197
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,764
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2038	2,500	2,875
5.000% due 11/01/2047	5,000	5,699
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	11,435	13,218
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,394
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	3,700
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,254
6.750% due 02/01/2038	7,860	8,308
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,075
7.500% due 06/01/2042	950	1,003
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,121
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,589
5.375% due 05/15/2038	4,500	4,802
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	230
5.000% due 12/01/2036	1,500	1,616
5.000% due 06/01/2046	2,000	2,111
5.000% due 12/01/2046	2,000	2,129
5.250% due 12/01/2056	9,200	9,934
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,021
4.000% due 12/01/2053	230	234
4.000% due 12/01/2057	2,000	2,030
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,001
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,037
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	7,900	7,916
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,600	3,795
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	924
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,531
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	8,500
5.750% due 06/01/2047	22,680	22,685
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	8,000	8,222
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	5,000	5,227
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	$4,500	$4,857
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	7,375	7,756
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	553
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,058
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	9,721
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (b)	9,395	9,780
5.250% due 08/01/2033 (b)	605	629
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	528
Los Angeles Community College District, California General Obligation Bonds, Series 2009
10.863% due 08/01/2033 (c)	4,000	4,034
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,358
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2016
5.000% due 07/01/2046 (b)	10,000	11,434
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	11,369
Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,172
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	23,502
7.000% due 11/01/2034	1,000	1,425
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,006
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,255
Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,000	4,192
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,080
Poway Unified School District, California General Obligation Bonds, Series 2011
due 08/01/2040 (a)	11,000	4,699
0.000% due 08/01/2046 (a)	16,000	5,009
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,220
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,222
5.000% due 10/01/2047 (b)	1,700	1,947
San Diego Community College District, California General Obligation Bonds, Series 2009
8.458% due 08/01/2033 (c)	5,000	5,411
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,034
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,012
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	2,866

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	$4,000	$4,204
San Dieguito Union High School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2042	2,305	2,442
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,167
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	1,200	1,393
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	308
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,123
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	977
5.000% due 10/01/2033	1,125	1,285
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,432
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	12,000	7,071
Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,138
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	$3,000	$3,176
Sonoma Valley Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	3,139
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
7.950% due 05/15/2040 (c)	7,500	8,387
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,249
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,831
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,093
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	5,100	5,310
5.000% due 05/15/2037 (b)	11,900	13,737
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,338

		478,261

ILLINOIS 4.6%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,493
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,488
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,256
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,060

		12,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$1,250	$1,555

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	2,500	2,786

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,400	1,281

Total Municipal Bonds & Notes (Cost $458,370)		496,180

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (d) 0.2%
		624

Total Short-Term Instruments (Cost $624)		624

Total Investments in Securities (Cost $458,994)		496,804

Total Investments 184.4% (Cost $458,994)		$496,804

Preferred Shares (60.5)%		(163,000)

Other Assets and Liabilities, net (23.9)%		(64,355)

Net Assets Applicable to Common Shareholders 100.0%		$269,449

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$624	U.S. Treasury Notes 2.750% due 11/15/2023	$(637)	$624	$624

Total Repurchase Agreements						$(637)	$624	$624

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	53

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

June 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$624	$0	$0	$624	$(637)	$(13)

Total Borrowings and Other Financing Transactions	$624	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$478,261	$0	$478,261
Illinois	0	12,297	0	12,297
New York	0	1,555	0	1,555
Puerto Rico	0	2,786	0	2,786
U.S. Virgin Islands	0	1,281	0	1,281
Short-Term Instruments
Repurchase Agreements	0	624	0	624

Total Investments	$0	$496,804	$0	$496,804

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund III

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 200.9%

MUNICIPAL BONDS & NOTES 200.9%

CALIFORNIA 194.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	$8,000	$9,269
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,179
6.000% due 06/01/2042	7,000	7,064
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	11,000	1,739
5.600% due 06/01/2036	2,000	2,017
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	9,800	9,981
5.000% due 10/01/2039 (b)	10,000	10,091
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	781
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.000% due 08/15/2038	5,000	5,022
5.250% due 11/15/2040	4,550	5,087
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,194
6.000% due 07/01/2039	4,000	4,183
6.500% due 11/01/2038	500	535
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,362
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,083
6.000% due 08/15/2042	1,200	1,313
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,707
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,347
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	6,500	6,798
4.000% due 10/01/2047	750	774
5.000% due 11/15/2046 (b)	9,500	10,836
5.000% due 08/15/2055	5,000	5,627
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,916
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	710	805
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (b)	2,900	3,067
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,330
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	997
5.000% due 11/21/2045	985	996
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,200	4,321
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,238
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	7,543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	$5,000	$5,596
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,119
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,764
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,748
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,694
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	257
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,100	3,100
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,879
6.750% due 02/01/2038	6,430	6,797
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	523
7.500% due 06/01/2042	950	1,003
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	12,106
6.000% due 08/15/2042	1,800	1,967
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,241
5.375% due 05/15/2038	2,000	2,134
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,718
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	205
5.000% due 12/01/2036	1,100	1,185
5.000% due 06/01/2046	1,000	1,055
5.000% due 12/01/2046	3,100	3,300
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	850	868
4.000% due 12/01/2057	2,000	2,030
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	240	259
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,500	4,713
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,074
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (b)	5,645	6,529
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (b)	5,500	6,413
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	2,900	3,057
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	723
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,531
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	14,275	14,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	$6,000	$6,167
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,250	2,352
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,561
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	4,000	4,592
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	3,000	3,155
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	528
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,232
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (b)	4,500	4,718
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,237
Los Angeles Community College District, California General Obligation Bonds, Series 2009
10.863% due 08/01/2033 (c)	1,000	1,008
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (b)	10,000	10,157
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,204
5.000% due 07/01/2043	2,115	2,321
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,119
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (b)	10,000	10,335
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	14,041
7.000% due 11/01/2034	2,285	3,256
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	570
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,058
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	3,000	3,009
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	900
Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	3,000	3,144
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,299
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,528
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,220
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,200	2,531
5.000% due 10/01/2047 (b)	1,500	1,718

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	55

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	$3,000	$3,366
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,476
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,135
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,252
San Diego Unified School District, California General Obligation Bonds, Series 2017
5.000% due 07/01/2047 (b)	3,000	3,153
San Dieguito Union High School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2042	2,000	2,119
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	4,500	4,796
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	565
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,641
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	1,800	1,887
5.000% due 03/01/2041 (b)	8,200	9,565
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	$885	$1,005
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,102
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	2,530	1,491
Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	3,000	3,104
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,276
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,000	2,117
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	8,710	9,068
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,782
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,088

		416,700

ILLINOIS 5.1%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,206
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	3,977
5.500% due 01/01/2033	2,500	2,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	$1,000	$1,060

		10,929

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,000	1,114
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,116

		2,230

U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,000	915

Total Municipal Bonds & Notes (Cost $407,119)		430,774

Total Investments in Securities (Cost $407,119)		430,774

Total Investments 200.9% (Cost $407,119)		$430,774

Preferred Shares (58.3)%		(125,000)

Other Assets and Liabilities, net (42.6)%		(91,304)

Net Assets Applicable to Common Shareholders 100.0%		$214,470

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$416,700	$0	$416,700
Illinois	0	10,929	0	10,929
Puerto Rico	0	2,230	0	2,230
U.S. Virgin Islands	0	915	0	915

Total Investments	$0	$430,774	$0	$430,774

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 182.0%

MUNICIPAL BONDS & NOTES 181.4%

CALIFORNIA 1.9%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,500	$1,711

		1,711

ILLINOIS 3.5%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	939
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,128
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,066

		3,133

NEW YORK 171.4%
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,254
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	900	909
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	995
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,226
5.750% due 02/15/2047	4,000	4,384
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	4,500	4,645
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,218
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,090
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,497
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2038	1,425	1,476
4.000% due 11/15/2042 (c)	1,000	1,030
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2036	1,000	1,163
5.000% due 12/01/2046	1,000	1,102
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,056
Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,308
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	74
6.700% due 01/01/2049	1,200	1,277
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,224
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,663
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	921
7.000% due 03/01/2049	3,200	3,311
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,092

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	$2,000	$2,085
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,500	2,574
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (c)	6,000	6,132
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,246
New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	5,800	6,021
5.000% due 04/01/2045 (c)	2,700	3,121
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
5.000% due 08/01/2038	1,000	1,155
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	2,815
5.000% due 06/01/2045	5,000	5,000
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	3,760	4,679
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,426
6.375% due 07/15/2049	1,500	1,584
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,166
5.750% due 11/15/2051	6,000	6,689
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,018
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2009
5.125% due 07/01/2039	1,000	1,035
New York State Dormitory Authority Revenue Bonds, Series 2008
4.500% due 07/01/2035	2,500	2,500
5.000% due 07/01/2038	1,500	1,500
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,025
5.125% due 07/01/2039	1,300	1,345
5.500% due 03/01/2039	1,800	1,847
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	530
5.500% due 07/01/2040	1,250	1,341
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,163
5.500% due 07/01/2036	1,000	1,110
6.000% due 07/01/2040	1,225	1,327
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,113
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,000	1,043
4.000% due 07/01/2047 (c)	2,000	2,073
5.000% due 12/01/2031	500	562
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,084
5.000% due 01/01/2042	3,645	3,948
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	1,800	1,845
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	$1,000	$1,096
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	1,500	1,735
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (c)	1,139	1,155
5.250% due 11/15/2034 (c)	1,862	1,888
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2047 (c)	3,500	4,006
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	900	937
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,264
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,169
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	501
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,143
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	998
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	180	187
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	400	416

		155,165

OHIO 3.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,949

PUERTO RICO 1.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	800	893

U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	400	366

Total Municipal Bonds & Notes (Cost $157,119)		164,217

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (d) 0.6%
		531

Total Short-Term Instruments (Cost $531)		531

Total Investments in Securities (Cost $157,650)		164,748

Total Investments 182.0% (Cost $157,650)		$164,748

Preferred Share (51.9)%		(47,000)

Other Assets and Liabilities, net (30.1)%		(27,227)

Net Assets Applicable to Common Shareholders 100.0%		$90,521

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	57

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

June 30, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$531	U.S. Treasury Notes 2.750% due 11/15/2023	$(542)	$531	$531

Total Repurchase Agreements						$(542)	$531	$531

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$531	$0	$0	$531	$(542)	$(11)

Total Borrowings and Other Financing Transactions	$531	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,711	$0	$1,711
Illinois	0	3,133	0	3,133
New York	0	155,165	0	155,165
Ohio	0	2,949	0	2,949
Puerto Rico	0	893	0	893
U.S. Virgin Islands	0	366	0	366
Short-Term Instruments
Repurchase Agreements	0	531	0	531

Total Investments	$0	$164,748	$0	$164,748

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 196.3%

MUNICIPAL BONDS & NOTES 194.0%

CALIFORNIA 1.9%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$2,000	$2,281

FLORIDA 0.9%
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,051

ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,256
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,066

		3,322

LOUISIANA 0.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000	1,022

NEW YORK 184.6%
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	2,509
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,326
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,233
Housing Development Corp., New York Revenue Bonds, Series 2017
4.000% due 11/01/2047 (c)	1,000	995
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	9,864
Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,883
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,094
5.500% due 11/15/2039	5,000	5,077
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,271
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	1,895	2,186
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,804
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,004
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,056
4.000% due 12/01/2041	1,400	1,413
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	110
6.700% due 01/01/2049	1,800	1,915
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	$1,500	$1,570
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,535
7.000% due 03/01/2049	4,900	5,071
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	1,903
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,092
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
5.000% due 05/01/2039	2,000	2,184
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	3,000	3,128
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	515
5.250% due 06/15/2040	1,000	1,033
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (c)	4,500	4,599
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,246
New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	5,000	5,191
5.000% due 04/01/2045 (c)	3,600	4,161
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 02/01/2044	2,000	2,074
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	237
5.000% due 11/15/2045	1,000	1,121
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	4,222
5.000% due 06/01/2045	5,000	5,000
New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,099
5.000% due 06/01/2041	1,000	1,089
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	7,901
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,567
5.625% due 07/15/2047	1,400	1,481
6.375% due 07/15/2049	1,300	1,373
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,249
5.750% due 11/15/2051	5,000	5,575
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,248
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,467
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2036	2,000	2,000
5.000% due 07/01/2038	2,100	2,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	$3,000	$3,075
5.500% due 05/01/2037	600	620
5.500% due 03/01/2039	3,000	3,078
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,073
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,163
5.500% due 07/01/2036	1,500	1,664
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,565
4.000% due 07/01/2047 (c)	2,000	2,074
5.000% due 12/01/2030	1,000	1,126
5.000% due 12/01/2033	800	894
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,154
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,800	4,116
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,054
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	6,000	6,151
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	541
5.250% due 05/15/2040	500	537
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,088
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,535
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	6,939
Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
7.920% due 07/01/2039 (d)	5,000	5,321
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (c)	1,898	1,925
5.250% due 11/15/2034 (c)	3,103	3,147
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (c)	4,500	5,192
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,600	1,666
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,612
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,308
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,002
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,574
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,635
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,108
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	915	951

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	59

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	$600	$624

		222,019

OHIO 1.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,435	1,472

PUERTO RICO 0.9%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,116

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	827
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	200	171
		998

Total Municipal Bonds & Notes (Cost $220,857)		233,281

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS (e) 2.3%
$2,776

Total Short-Term Instruments (Cost $2,776)	2,776

Total Investments in Securities (Cost $223,633)	236,057

Total Investments 196.3% (Cost $223,633)	$236,057

Preferred Shares (65.7)	(79,000)

Other Assets and Liabilities, net (30.6)%	(36,818)

Net Assets Applicable to Common Shareholders 100.0%	$120,239

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$2,776	U.S. Treasury Notes 2.750% due 11/15/2023	$(2,834)	$2,776	$2,776

Total Repurchase Agreements						$(2,834)	$2,776	$2,776

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,776	$0	$0	$2,776	$(2,834)	$(58)

Total Borrowings and Other Financing Transactions	$2,776	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$2,281	$0	$2,281
Florida	0	1,051	0	1,051
Illinois	0	3,322	0	3,322
Louisiana	0	1,022	0	1,022
New York	0	222,019	0	222,019
Ohio	0	1,472	0	1,472
Puerto Rico	0	1,116	0	1,116
U.S. Virgin Islands	0	998	0	998
Short-Term Instruments
Repurchase Agreements	0	2,776	0	2,776

Total Investments	$0	$236,057	$0	$236,057

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	61

Schedule of Investments PIMCO New York Municipal Income Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 200.7%

MUNICIPAL BONDS & NOTES 197.9%

CALIFORNIA 2.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,000	$1,141

ILLINOIS 4.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	1,900	2,043

NEW YORK 185.9%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	1,000	1,073
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,254
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	500	505
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	500	497
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	4,000	4,384
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,548
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	500	524
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2042	2,000	2,181
5.000% due 11/15/2043	4,000	4,361
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	1,500	1,630
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,004
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (c)	500	523
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	135	23
6.700% due 01/01/2049	375	399
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	600	614
7.000% due 03/01/2049	2,200	2,277
New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (c)	2,000	2,084
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,241
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	2,000	2,085
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,209
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	1,500	1,545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (c)	$3,000	$3,066
5.000% due 06/15/2047	2,500	2,730
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,590	2,909
New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	1,800	1,869
5.000% due 04/01/2045 (c)	2,000	2,312
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	500	561
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	1,407
5.000% due 06/01/2042	3,200	3,200
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	335	340
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	2,400	3,103
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	2,000	2,090
6.375% due 07/15/2049	1,050	1,109
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,000	4,460
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,858
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,025
5.500% due 03/01/2039	1,200	1,231
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	537
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	250	271
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	750	835
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	522
4.000% due 07/01/2047 (c)	1,000	1,037
5.000% due 12/01/2036	1,000	1,108
New York State Environmental Facilities Corp. Revenue Bonds, Series 2016
4.000% due 08/15/2046	1,000	1,044
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	1,600	1,733
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	2,200	2,255
New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046 (c)	3,000	3,110
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	541
5.250% due 05/15/2040	500	537
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	400	435
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	600	658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	$2,500	$2,891
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (c)	759	770
5.250% due 11/15/2034 (c)	1,241	1,259
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (c)	2,000	2,308
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	1,400	1,472
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,169
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	501
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,143
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	600	658
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	90	93

		95,118

OHIO 3.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,950	2,000

PUERTO RICO 0.9%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	400	446

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	100	98
6.000% due 10/01/2039	500	413

		511

Total Municipal Bonds & Notes (Cost $95,952)		101,259

SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS (d) 2.8%
		1,419

Total Short-Term Instruments (Cost $1,419)		1,419

Total Investments in Securities (Cost $97,371)		102,678

Total Investments 200.7% (Cost $97,371)		$102,678

Preferred Shares (62.5)%		(32,000)

Other Assets and Liabilities, net (38.2)%		(19,523)

Net Assets Applicable to Common Shareholders 100.0%		$51,155

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$1,419	U.S. Treasury Notes 2.750% due 11/15/2023	$(1,450)	$1,419	$1,419

Total Repurchase Agreements						$(1,450)	$1,419	$1,419

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,419	$0	$0	$1,419	$(1,450)	$(31)

Total Borrowings and Other Financing Transactions	$1,419	$0	$0

(1)	Includes accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,141	$0	$1,141
Illinois	0	2,043	0	2,043
New York	0	95,118	0	95,118
Ohio	0	2,000	0	2,000
Puerto Rico	0	446	0	446
U.S. Virgin Islands	0	511	0	511
Short-Term Instruments
Repurchase Agreements	0	1,419	0	1,419

Total Investments	$0	$102,678	$0	$102,678

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2018	63

Notes to Financial Statements

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Municipal Income Fund	May 9, 2001
PIMCO Municipal Income Fund II	March 29, 2002
PIMCO Municipal Income Fund III	August 20, 2002
PIMCO California Municipal Income Fund	May 10, 2001
PIMCO California Municipal Income Fund II	March 29, 2002
PIMCO California Municipal Income Fund III	August 20, 2002
PIMCO New York Municipal Income Fund	May 10, 2001
PIMCO New York Municipal Income Fund II	March 29, 2002
PIMCO New York Municipal Income Fund III	August 20, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Municipal Income Fund	Monthly	Monthly
PIMCO Municipal Income Fund II	Monthly	Monthly
PIMCO Municipal Income Fund III	Monthly	Monthly
PIMCO California Municipal Income Fund	Monthly	Monthly
PIMCO California Municipal Income Fund II	Monthly	Monthly
PIMCO California Municipal Income Fund III	Monthly	Monthly
PIMCO New York Municipal Income Fund	Monthly	Monthly
PIMCO New York Municipal Income Fund II	Monthly	Monthly
PIMCO New York Municipal Income Fund III	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment

64	PIMCO CLOSED-END FUNDS

June 30, 2018 (Unaudited)

income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after

December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official

SEMIANNUAL REPORT	JUNE 30, 2018	65

Notes to Financial Statements (Cont.)

closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

66	PIMCO CLOSED-END FUNDS

June 30, 2018 (Unaudited)

inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at June 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

SEMIANNUAL REPORT	JUNE 30, 2018	67

Notes to Financial Statements (Cont.)

government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 6, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

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The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2018, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
PIMCO Municipal Income Fund	$60,138	2.24%
PIMCO Municipal Income Fund II	189,901	2.74%
PIMCO Municipal Income Fund III	82,754	2.67%
PIMCO California Municipal Income Fund	95,792	2.18%
PIMCO California Municipal Income Fund II	51,350	2.24%
PIMCO California Municipal Income Fund III	80,435	2.17%
PIMCO New York Municipal Income Fund	23,062	1.76%
PIMCO New York Municipal Income Fund II	32,786	2.15%
PIMCO New York Municipal Income Fund III	13,987	2.31%

*	Annualized

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

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Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns.

Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the

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counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished

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Notes to Financial Statements (Cont.)

most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)
PIMCO Municipal Income Fund	0.705%
PIMCO Municipal Income Fund II	0.685%
PIMCO Municipal Income Fund III	0.705%
PIMCO California Municipal Income Fund	0.705%
PIMCO California Municipal Income Fund II	0.705%
PIMCO California Municipal Income Fund III	0.715%
PIMCO New York Municipal Income Fund	0.770%
PIMCO New York Municipal Income Fund II	0.735%
PIMCO New York Municipal Income Fund III	0.860%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the “PIMCO Interval Funds”), and PIMCO-Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection

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with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages among PMAT, the PIMCO Interval Funds and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Municipal Income Fund	$0	$3,177
PIMCO Municipal Income Fund II	10,214	6,355
PIMCO Municipal Income Fund III	0	10,214
PIMCO California Municipal Income Fund	1,334	2,630
PIMCO California Municipal Income Fund II	2,002	1,956
PIMCO California Municipal Income Fund III	1,250	0
PIMCO New York Municipal Income Fund	0	2,286
PIMCO New York Municipal Income Fund II	1,600	1,773
PIMCO New York Municipal Income Fund III	686	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Municipal Income Fund	$0	$0	$127,191	$70,841
PIMCO Municipal Income Fund II	0	0	341,219	154,657
PIMCO Municipal Income Fund III	0	0	157,983	91,170
PIMCO California Municipal Income Fund	0	0	72,176	43,765
PIMCO California Municipal Income Fund II	0	0	72,209	46,288
PIMCO California Municipal Income Fund III	0	0	47,378	24,823
PIMCO New York Municipal Income Fund	0	0	25,240	15,127
PIMCO New York Municipal Income Fund II	0	0	30,583	19,138
PIMCO New York Municipal Income Fund III	0	0	19,339	11,039

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

12. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2018, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2018

PIMCO Municipal Income Fund
Series A	1,520	2.860%	1.641%	2.342%
Series B	1,520	2.860%	1.630%	2.342%
Series C	1,520	2.869%	1.663%	2.357%
Series D	1,520	2.860%	1.586%	2.357%
Series E	1,520	2.828%	1.641%	2.388%

PIMCO Municipal Income Fund II
Series A	2,936	2.860%	1.641%	2.342%
Series B	2,936	2.860%	1.630%	2.342%
Series C	2,936	2.869%	1.663%	2.357%
Series D	2,936	2.860%	1.586%	2.357%
Series E	2,936	2.828%	1.641%	2.388%

PIMCO Municipal Income Fund III
Series A	1,512	2.860%	1.641%	2.342%
Series B	1,512	2.860%	1.630%	2.342%
Series C	1,512	2.869%	1.663%	2.357%
Series D	1,512	2.860%	1.586%	2.357%
Series E	1,512	2.828%	1.641%	2.388%

PIMCO California Municipal Income Fund
Series A	2,000	2.860%	1.641%	2.342%
Series B	2,000	2.869%	1.663%	2.357%
Series C	2,000	2.828%	1.641%	2.388%

PIMCO California Municipal Income Fund II
Series A	1,304	2.860%	1.641%	2.342%
Series B	1,304	2.860%	1.630%	2.342%
Series C	1,304	2.869%	1.663%	2.357%
Series D	1,304	2.860%	1.586%	2.357%
Series E	1,304	2.828%	1.641%	2.388%

PIMCO California Municipal Income Fund III
Series A	2,500	2.860%	1.630%	2.342%
Series B	2,500	2.860%	1.586%	2.357%

PIMCO New York Municipal Income Fund
Series A	1,880	2.860%	1.630%	2.342%

PIMCO New York Municipal Income Fund II
Series A	1,580	2.869%	1.663%	2.357%
Series B	1,580	2.828%	1.641%	2.388%

PIMCO New York Municipal Income Fund III
Series A	1,280	2.860%	1.641%	2.342%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

74	PIMCO CLOSED-END FUNDS

June 30, 2018 (Unaudited)

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%*	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate **

*	150% if all or part of the dividend consists of taxable income or capital gain.
**

“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended December 31, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses 12/31/2018
PIMCO Municipal Income Fund	$0
PIMCO Municipal Income Fund II	0
PIMCO Municipal Income Fund III	695
PIMCO California Municipal Income Fund	0
PIMCO California Municipal Income Fund II	0
PIMCO California Municipal Income Fund III	0
PIMCO New York Municipal Income Fund	0
PIMCO New York Municipal Income Fund II	0
PIMCO New York Municipal Income Fund III	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	JUNE 30, 2018	75

Notes to Financial Statements (Cont.)

As of their last fiscal year ended December 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$4,816	$0
PIMCO Municipal Income Fund II	10,491	0
PIMCO Municipal Income Fund III	0	0
PIMCO California Municipal Income Fund	6,803	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	4,182	0
PIMCO New York Municipal Income Fund	0	0
PIMCO New York Municipal Income Fund II	2,555	0
PIMCO New York Municipal Income Fund III	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Municipal Income Fund	$571,902	$43,122	$(4,170)	$38,952
PIMCO Municipal Income Fund II	1,336,570	83,260	(3,952)	79,308
PIMCO Municipal Income Fund III	634,559	46,961	(3,602)	43,359
PIMCO California Municipal Income Fund	488,800	30,336	(387)	29,949
PIMCO California Municipal Income Fund II	458,994	40,614	(2,804)	37,810
PIMCO California Municipal Income Fund III	407,154	23,935	(315)	23,620
PIMCO New York Municipal Income Fund	157,650	7,648	(550)	7,098
PIMCO New York Municipal Income Fund II	223,633	13,193	(769)	12,424
PIMCO New York Municipal Income Fund III	97,371	5,549	(242)	5,307

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 20, 2018, each Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 85% of the ARPS’ per share liquidation preference of $25,000 per share (or $21,250 per share) and any unpaid dividends accrued through the expiration of the tender offers (each, a “Tender Offer”).

Each Fund’s Tender Offer will expire at 5:00 p.m., New York City time, on September 11, 2018, unless extended.

Each Fund’s Tender Offer is conditioned upon the successful private placement of new preferred shares with an aggregate liquidation preference at least equal to the aggregate liquidation preference of the ARPS accepted for repurchase in such tender offer, with such private placement to be completed on or before the date of completion of such Fund’s Tender Offer, and in accordance with the terms of a purchase agreement and the Funds’ Bylaws. However, each Fund may waive this condition in its sole discretion. Each Fund’s Tender Offer is also conditioned on certain other conditions as set forth in each Fund’s tender offer materials. The new preferred shares, if successfully placed, are generally expected to allow each Fund to replace all or a portion of the leverage currently obtained through tendered ARPS with new preferred shares. Additional information is available in the tender offer documents for each Fund, which can be obtained on the Securities and Exchange Commission’s website at www.sec.gov.

On July 2, 2018, the following distributions were declared to common shareholders payable August 1, 2018 to shareholders of record on July 13, 2018:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.03500 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

76	PIMCO CLOSED-END FUNDS

June 30, 2018 (Unaudited)

On August 1, 2018, the following distributions were declared to common shareholders payable September 4, 2018 to shareholders of record on August 13, 2018:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.03500 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	JUNE 30, 2018	77

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced

78	PIMCO CLOSED-END FUNDS

Investment Strategy Updates

(Unaudited)

Effective June 16, 2018, PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”), PIMCO California Municipal Income Fund III (“PZC”), PIMCO New York Municipal Income Fund (“PNF”), PIMCO New York Municipal Income Fund II (“PNI”) and PIMCO New York Municipal Income Fund III (“PYN”) (for purposes of this section, each, a “Fund” and, collectively, the “Funds”), rescinded the following non-fundamental investment policy (the “TOB Policy”):

The Fund may also invest up to 15% of its total assets in Residual Interest Municipal Bonds (RIBs).

Rescinding the TOB Policy also eliminated each Fund’s self-imposed 15% limit on TOBs. However, the Funds remain subject to limits on leverage imposed by the “Basic Maintenance Amount” asset coverage test imposed by Moody’s Investors Service, Inc., as set forth in each Fund’s Bylaws with respect to each Fund’s auction rate preferred shares, as well as asset coverage requirements to avoid categorization of TOBs as senior securities under the Investment Company Act of 1940, as amended.

The following risks are associated with the rescission of the TOB Policy:

To the extent that the Funds increase their use of TOBs as a result of the rescission of the TOB Policy, the Funds would have increased exposure to risks associated with TOBs transactions. These include, for example, risks associated with the use of leverage (both TOBs and other forms of leverage) and interest rate risk.

SEMIANNUAL REPORT	JUNE 30, 2018	79

Approval of Investment Management Agreement

At an in-person meeting held on June 14, 2018 (the “Approval Meeting”), the Board of Trustees or Directors (for purposes of this disclosure, all Board members are hereinafter referred to as “Trustees”) of the Funds (the “Board”), including the Trustees who are not interested persons (as that term is defined in the Investment Company Act of 1940) of the Funds or PIMCO (the “Independent Trustees”), formally considered and unanimously approved the continuation of the Investment Management Agreement between each Fund and PIMCO (the “Agreement”) for an additional one-year period commencing on August 1, 2018. Prior to the Approval Meeting, the Contracts Committee of the Board of each Fund (together, the “Committee”) held an in-person meeting on June 14, 2018 (the “Committee Meeting”) and formally considered and recommended to the Board the continuation of the Agreement for each Fund. Prior to the Approval Meeting, on May 11, 2018, the Chair and another member of the Committee participated in a conference call with members of management and PIMCO personnel and counsel to the Independent Trustees (“Independent Counsel”) to discuss the process for the Board’s review of the Agreement and to consider certain information relating to the Funds, including, among other information, information relating to PIMCO’s estimated profitability with respect to the Agreement, comparative fees and expenses and Fund performance. On May 16, 2018, PIMCO provided materials to the Committee for its consideration of the Agreement in response to a request from Independent Counsel (the “Manager Request Letter”), as well as other materials and information PIMCO believed was useful in evaluating the continuation of the Agreement. On May 23, 2018, the Committee held a meeting via conference call (collectively with the May 11, 2018 conference call, the Committee Meeting and the Approval Meeting, the “Contract Renewal Meetings”), at which the members of the Committee, all of whom are Independent Trustees, considered the materials and information provided by PIMCO bearing on the continuation of the Agreement. The Committee also received and reviewed a memorandum from counsel to the Funds regarding the Trustees’ responsibilities in evaluating the Agreement, which they discussed with Independent Counsel.

Following the presentation at the Committee Meeting, the Independent Trustees met separately in executive session with Independent Counsel to review and discuss all relevant information, including, but not limited to, information provided in response to the Manager Request Letter and information presented and discussed at the prior Contract Renewal Meetings.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Fund, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreement.

It was noted that, in connection with their Contract Renewal Meetings, the Trustees relied upon materials provided by PIMCO which included, among other items: (i) information provided by Broadridge Financial Solutions, Inc./Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net asset value and common share market price) of each Fund for various time periods, presented through comparisons to the investment performance of a group of funds identified by Lipper with investment classifications/objectives comparable to those of the Fund (for each Fund, its “Lipper Performance Universe”), (ii) information provided by Lipper on each Fund’s management fees and other expenses under the Agreement and the management fees and other expenses of a smaller sample of comparable funds with different investment advisers identified by Lipper (for each Fund, its “Lipper Expense Group”) as well as of a larger sample of comparable funds identified by Lipper (for each Fund, its “Lipper Expense Universe”), (iii) information regarding the market value performance of each Fund’s common shares and related share price premium and/or discount information, (iv) information regarding the investment performance and fees for other funds and accounts managed by PIMCO with similar investment strategies to those of the Funds, (v) the estimated profitability to PIMCO with respect to each Fund for the one-year period ended December 31, 2017, (vi) descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, (vii) information regarding PIMCO’s compliance policies applicable to the Funds, (viii) information regarding the Funds’ use of leverage, (ix) information regarding any economies of scale reached in the operation of the Funds, including in connection with potential at-the-market offerings for certain Funds, (x) summaries assigning a quadrant placement to each Fund based on an average of certain measures of performance and fees/expenses versus Lipper peer group medians (the “Fund Scoring Summaries”), (xi) fact cards for each Fund that included summary information regarding each Fund, (xii) information regarding the comparative yields of the Funds, (xiii) information regarding the risk-adjusted returns of the Funds, (xiv) possible “fall-out” benefits to PIMCO from its relationship with the Funds, and (xv) information regarding the overall organization of PIMCO, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative, compliance and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to

80	PIMCO CLOSED-END FUNDS

(Unaudited)

the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; the ability of PIMCO to attract and retain capable personnel; and the capabilities of the senior management and staff of PIMCO. In addition, the Trustees reviewed the quality of PIMCO’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreement, including PIMCO’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that PIMCO’s investment process, research capabilities and philosophy are well suited to the Funds given their investment objectives and policies, and that PIMCO would be able to continue to meet any reasonably foreseeable obligations under the Agreement.

In assessing the reasonableness of each Fund’s fees under the Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and as a percentage of average managed assets (including assets attributable to common shares and leverage outstanding combined), and the management fee and total expense ratios of the Lipper Expense Group and Lipper Expense Universe for each Fund. In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. Fund-specific comparative fees/expenses reviewed by the Trustees are discussed below. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total expense ratio. The Trustees noted that, while the Funds are not currently charged a separate administration fee (recognizing that their management fees include a component for administrative services under the unitary fee arrangements), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio, as opposed to any individual expense component, represented the most relevant comparison. The Trustees also considered that the total expense ratio seems to provide a more apt comparison than management fee expense because the Funds’ unitary fee arrangements cover other supervisory and administrative services required by the Fund that are typically paid for or incurred by peer closed-end funds directly in addition to a fund’s management fee (such fees and expenses, “Operating Expenses”) as discussed below. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements, if any. The Trustees considered total expense ratio comparisons both including and excluding interest and borrowing expenses. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Lipper Expense Groups and Lipper Expense Universes presented for comparison with the Funds.

The Trustees noted that, for each Fund, the contractual management fee rate for the Fund under its unitary fee arrangement was above the median contractual management fees of the other funds in its Lipper Expense Group, calculated both on average net assets and on average managed assets. The Trustees took into account that each Fund’s unitary fee arrangement covers substantially all of the Fund’s Operating Expenses and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the applicable Lipper Expense Group, which generally do not have a unitary fee structure and bear Operating Expenses directly and in addition to the management fee. The Trustees determined that a review of each Fund’s total expense ratio with the total expense ratios of peer funds would generally provide more meaningful comparisons than considering contractual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unitary fee arrangements have benefited and will continue to benefit common shareholders because they provide a management fee expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of net assets (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees considered that the unitary fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. Due to the passage of time,

SEMIANNUAL REPORT	JUNE 30, 2018	81

Approval of Investment Management Agreement (Cont.)

these performance results may differ from the performance results for more recent periods. With respect to all Funds, the Trustees reviewed, among other information, comparative information showing performance of the Funds against the Lipper Performance Universes for the one-year, three-year, five-year and ten-year periods ended December 31, 2017. The Trustees also reviewed the Fund Scoring Summaries prepared by PIMCO at the Independent Trustees’ request comparing each Fund’s fees/expenses against those of its Lipper Expense Universe and performance against that of its Lipper Performance Universe, by identifying a quadrant designation based on the average of six different measures of fees/expenses versus performance (one-year, three-year and five-year performance for the period ended December 31, 2017, in each case, versus a Fund’s management fees or total expense ratio). The Fund Scoring Summaries were based on net assets, one showing total expenses inclusive of interest and borrowing expenses and the other showing total expenses exclusive of interest and borrowing expenses. In addition, the Trustees also reviewed fact cards for each Fund that included summary information regarding each Fund, including investment objective and strategy, portfolio managers, assets under management, outstanding leverage, net asset value and market performance comparisons, comparative fee and expense information, premium/discount information and information regarding PIMCO’s estimated profitability.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

Among other information, the Trustees took into account the following regarding particular Funds.

PMF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 60 funds for one-year and three-year performance, 58 funds for five-year performance and 53 funds for ten-year performance, the Trustees noted that the Fund had second quintile performance for the one-year period and first quintile performance for the three-year, five-year and ten-year periods ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of ten funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $117.4 million to $934.4 million, and that eight of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 60 funds, including the

Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 60 funds for one-year and three-year performance, 58 funds for five-year performance and 53 funds for ten-year performance, the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of ten funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $117.4 million to $934.4 million, and that one of the funds in the group was larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 60 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 60 funds for one-year and three-year performance, 58 funds for five-year performance and 53 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2017.

82	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of 10 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $117.4 million to $934.4 million, and that seven of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 60 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $129.6 million to $663.9 million, and that four of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $129.6 million to $663.9 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $129.6 million to $663.9 million, and that four of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

SEMIANNUAL REPORT	JUNE 30, 2018	83

Approval of Investment Management Agreement (Cont.)

PNF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and third quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $78.7 million to $486.5 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fourth quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $78.7 million to $486.5 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses)

calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

PYN

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper Performance Universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2017.

The Trustees noted that the Lipper Expense Group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper Expense Group ranged from $52.7 million to $486.5 million, and that each fund in the group was larger in asset size than the Fund. The Trustees noted that the Lipper Expense Universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper Expense Group and Lipper Expense Universe.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and PIMCO. The Trustees also considered information provided by PIMCO regarding the dividend yields of each Fund in comparison to funds in the following Lipper groupings as of December 31, 2017: Lipper General & Insured Municipal Debt Funds (Leveraged) (PMF, PML, PMX), Lipper New York Municipal Debt Funds (PNF, PNI, PYN), and Lipper California Municipal Debt Funds (PCQ, PCK, PZC).

The Trustees considered the management fees charged by PIMCO to other funds and accounts with similar strategies to those of the Funds. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including open-end funds and exchange-traded funds, there are additional portfolio management challenges in managing closed-end funds such as the Funds, such as those associated with less liquid

84	PIMCO CLOSED-END FUNDS

(Unaudited)

holdings, the use of leverage, issues relating to trading on a national exchange and attempting to meet a regular dividend. The Trustees were advised by PIMCO that, in light of these additional challenges, different pricing structures for closed-end funds such as the Funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have similar investment objectives and strategies to those of the Funds.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of management fees payable by the Funds under the Agreement (because each Fund’s fees are calculated on net assets including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees also considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds (collectively, the “Estimated Margins”), in each case for the one-year period ended December 31, 2017; (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year periods ended December 31, 2017 and December 31, 2016, and (iii) an overview of PIMCO’s average fee rates with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s average fee rates with respect to its other clients, including PIMCO-advised separate accounts, open-end funds and hedge funds and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also took into account the entrepreneurial and business risk PIMCO has undertaken as investment manager and sponsor of the Funds.

The Trustees also took into account that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through periodic shelf offerings and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted that PIMCO shares the benefits of potential economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unitary fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unitary fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unitary fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unitary fee arrangements protect shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreement and based on the information provided and related representations made by management, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Fund and its shareholders, and should be approved.

SEMIANNUAL REPORT	JUNE 30, 2018	85

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063018

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.

(a)(2) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) None.

(a)(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	August 28, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	August 28, 2018